UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

The Income Fund of America®
Investment portfolio

October 31, 2007
unaudited

Common stocks — 64.63%	Shares	Market value (000)

FINANCIALS — 12.83%
Citigroup Inc.	30,714,500	$1,286,938
Wells Fargo & Co.	25,540,000	868,615
Fannie Mae	14,256,200	813,174
Bank of America Corp.	14,666,550	708,101
Washington Mutual, Inc.	24,300,000	677,484
Lloyds TSB Group PLC[1]	58,038,200	659,980
Société Générale[1]	2,841,500	478,256
Equity Residential, shares of beneficial interest	10,092,800	421,677
Kimco Realty Corp.	7,815,966	324,519
Unibail-Rodamco, non-registered shares[1]	1,200,000	299,001
Insurance Australia Group Ltd.[1]	66,527,109	292,568
PNC Financial Services Group, Inc.	3,800,000	274,208
ING Groep NV, depository receipts[1]	5,376,202	242,276
Banco Itaú Holding Financeira SA, preferred nominative	8,220,000	233,991
iStar Financial, Inc.[2]	7,207,550	219,902
St. George Bank Ltd.[1]	6,417,232	219,109
U.S. Bancorp	6,161,400	204,312
SunTrust Banks, Inc.	2,800,000	203,280
JPMorgan Chase & Co.	4,200,000	197,400
AMP Ltd.[1]	20,680,000	197,358
Boston Properties, Inc.	1,800,000	195,012
Wachovia Corp.	4,200,000	192,066
Fifth Third Bancorp	6,000,000	187,680
American Capital Strategies, Ltd.	4,020,000	174,508
Hospitality Properties Trust	4,100,000	162,360
CapitalSource Inc.	8,828,441	160,854
Arthur J. Gallagher & Co.[2]	5,403,700	143,792
Fidelity National Financial, Inc.	9,110,250	140,207
Allied Capital Corp.	4,459,020	131,452
DnB NOR ASA[1]	7,500,000	123,769
Developers Diversified Realty Corp.	2,255,000	113,652
Unibanco-União de Bancos Brasileiros SA, units (GDR)	697,000	110,154
Banco Santander, SA1	5,030,828	109,793
Bank of Ireland[1]	5,885,000	109,011
Cathay Financial Holding Co., Ltd.[1]	38,729,373	101,529
HRPT Properties Trust	10,749,400	100,937
Sunstone Hotel Investors, Inc.[2]	3,278,400	91,172
Standard Bank Group Ltd.[1]	4,660,000	84,875
XL Capital Ltd., Class A	1,175,000	84,541
HCP, Inc.	2,442,300	83,136
Boardwalk REIT	1,734,000	80,128
Itaúsa — Investimentos Itaú SA, preferred nominative	9,967,138	75,526
Hysan Development Co. Ltd.[1]	21,950,459	66,332
Popular, Inc.	5,497,299	57,997
Camden Property Trust	700,000	43,645
First Midwest Bancorp, Inc.	1,200,000	40,416
Cousins Properties Inc.	666,525	19,189
		11,805,882

TELECOMMUNICATION SERVICES — 8.87%
AT&T Inc.	60,289,871	2,519,514
Verizon Communications Inc.	39,689,000	1,828,472
Vodafone Group PLC[1]	309,465,000	1,219,944
Koninklijke KPN NV1	56,820,000	1,072,580
France Télécom SA1	13,364,947	493,581
Telstra Corp. Ltd., installment receipts[1]	95,368,954	284,539
Telstra Corp. Ltd.[1]	7,500,000	32,868
Chunghwa Telecom Co., Ltd. (ADR)	8,524,395	163,668
Chunghwa Telecom Co., Ltd.[1]	48,024,966	92,879
Telekomunikacja Polska SA1	24,239,900	229,947
SunCom Wireless Holdings, Inc., Class A2,3,6	4,732,277	123,560
SK Telecom Co., Ltd. (ADR)	2,775,000	85,498
Sprint Nextel Corp., Series 1	760,501	13,005
Embarq Corp.	38,025	2,012
American Tower Corp., Class A3	42,271	1,868
XO Holdings, Inc.[3]	9,158	29
		8,163,964

UTILITIES — 7.15%
E.ON AG1	4,100,000	800,415
Entergy Corp.	5,022,600	602,059
SUEZ SA1	8,598,500	560,221
RWE AG1	3,770,000	514,848
Public Service Enterprise Group Inc.	4,102,000	392,151
Duke Energy Corp.	20,080,000	384,934
Ameren Corp.	6,725,000	363,553
Exelon Corp.	4,300,000	355,954
DTE Energy Co.	6,500,000	322,400
Enel SpA[1]	26,418,000	316,072
Southern Co.	6,880,000	252,221
Equitable Resources, Inc.	4,050,000	228,096
PPL Corp.	3,965,000	204,990
American Electric Power Co., Inc.	4,250,000	204,892
Consolidated Edison, Inc.	3,880,000	182,709
Hongkong Electric Holdings Ltd.[1]	33,080,000	170,315
FirstEnergy Corp.	2,240,000	156,128
NiSource Inc.	5,804,600	118,704
Xcel Energy Inc.	5,225,000	117,824
Progress Energy, Inc.	2,314,900	111,115
MDU Resources Group, Inc.	2,655,000	74,765
CLP Holdings Ltd.[1]	9,250,000	62,441
Dominion Resources, Inc.	500,000	45,815
Northeast Utilities	1,214,500	37,443
		6,580,065

INDUSTRIALS — 6.59%
General Electric Co.	50,370,000	2,073,229
Waste Management, Inc.	14,950,000	544,031
Emerson Electric Co.	9,370,000	489,770
Sandvik AB1	23,580,000	448,861
Schneider Electric SA1	3,081,038	425,018
Deutsche Post AG1	12,271,400	371,942
Atlas Copco AB, Class A1	20,350,000	340,021
R.R. Donnelley & Sons Co.	7,400,000	298,146
Cooper Industries, Ltd., Class A	3,800,000	199,082
Hubbell Inc., Class B	3,213,100	176,721
Macquarie Korea Infrastructure Fund[1,2]	21,023,070	152,148
PACCAR Inc	2,708,550	150,487
Bidvest Group Ltd.[1]	6,630,000	140,635
Brambles Ltd.[1]	9,053,000	120,549
Avery Dennison Corp.	1,498,182	86,745
Singapore Technologies Engineering Ltd.[1]	15,281,000	40,372
UAL Corp.[3]	59,741	2,862
		6,060,619

CONSUMER STAPLES — 6.18%
Coca-Cola Co.	18,060,000	1,115,386
H.J. Heinz Co.[2]	20,496,700	958,836
Altria Group, Inc.	10,530,000	767,953
Kraft Foods Inc., Class A	14,826,892	495,366
Diageo PLC[1]	17,650,000	404,402
Reynolds American Inc.	4,862,843	313,313
General Mills, Inc.	5,171,800	298,568
Kimberly-Clark Corp.	3,450,000	244,570
ConAgra Foods, Inc.	9,962,600	236,412
Unilever NV (New York registered)	4,551,750	147,750
Unilever NV, depository receipts[1]	2,355,000	76,584
Scottish & Newcastle PLC[1]	9,890,000	161,416
Goodman Fielder Ltd.[1,2]	67,000,000	131,977
SABMiller PLC[1]	4,311,000	129,762
UST Inc.	2,000,000	106,640
Woolworths Ltd.[1]	2,762,000	86,612
Massmart Holdings Limited[1]	675,000	8,515
		5,684,062

HEALTH CARE — 5.27%
Merck & Co., Inc.	26,670,000	1,553,794
Bristol-Myers Squibb Co.	44,865,500	1,345,516
Eli Lilly and Co.	14,715,000	796,817
Pfizer Inc	23,050,000	567,261
Brookdale Senior Living Inc.[2]	6,597,600	243,385
Abbott Laboratories	3,500,000	191,170
Baxter International Inc.	1,972,048	118,343
Wyeth	716,000	34,819
Clarent Hospital Corp.[1,2,3]	484,684	218
		4,851,323

ENERGY — 5.17%
Chevron Corp.	26,275,000	2,404,425
Royal Dutch Shell PLC, Class A (ADR)	6,919,000	605,482
Royal Dutch Shell PLC, Class B1	3,297,147	143,675
Royal Dutch Shell PLC, Class B (ADR)	948,199	82,730
Marathon Oil Corp.	7,790,000	460,623
TOTAL SA1	2,890,000	232,875
TOTAL SA (ADR)	1,290,000	103,987
Occidental Petroleum Corp.	3,600,000	248,580
Spectra Energy Corp	8,540,000	221,869
Exxon Mobil Corp.	1,385,000	127,406
ENI SpA[1]	2,400,000	87,569
Centennial Coal Co. Ltd.[1]	8,916,417	35,926
		4,755,147

MATERIALS — 4.33%
Weyerhaeuser Co.	10,728,000	814,363
E.I. du Pont de Nemours and Co.	14,869,200	736,174
International Paper Co.	15,523,820	573,760
Dow Chemical Co.	8,980,000	404,459
MeadWestvaco Corp.[2]	11,500,696	386,883
PPG Industries, Inc.	4,230,000	316,150
Packaging Corp. of America[2]	6,792,800	216,283
Alcoa Inc.	3,036,400	120,211
RPM International, Inc.	5,385,000	115,401
Eastman Chemical Co.	1,500,000	99,885
UPM-Kymmene Corp.[1]	4,100,000	91,901
Lyondell Chemical Co.	1,470,000	69,752
Freeport-McMoRan Copper & Gold Inc.	300,000	35,304
		3,980,526

CONSUMER DISCRETIONARY — 2.58%
Esprit Holdings Ltd.[1]	40,949,000	696,314
General Motors Corp.	7,442,559	291,674
Vivendi SA1	5,680,000	256,046
CBS Corp., Class B	7,000,000	200,900
DSG International PLC[1]	74,250,000	200,300
VF Corp.	2,040,000	177,745
Leggett & Platt, Inc.	6,500,000	126,295
Kesa Electricals PLC[1]	16,003,258	105,950
Regal Entertainment Group, Class A	4,022,000	90,777
H & M Hennes & Mauritz AB, Class B1	1,300,000	86,501
Kingfisher PLC[1]	12,121,628	49,837
Marks and Spencer Group PLC[1]	3,195,000	43,416
Macquarie Media Group[1]	6,055,676	25,889
Woolworths Holdings Ltd.[1]	5,887,500	17,269
		2,368,913

INFORMATION TECHNOLOGY — 1.18%
Microchip Technology Inc.[2]	14,128,000	468,626
Microsoft Corp.	6,600,000	242,946
Acer Inc.[1]	75,363,750	180,357
Lite-On Technology Corp.[1]	70,375,127	131,625
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,912,828	41,672
Delta Electronics, Inc.[1]	4,410,000	17,970
Micron Technology, Inc.[3,4]	339,328	3,566
ZiLOG, Inc.[3]	455,000	1,524
		1,088,286

MISCELLANEOUS — 4.48%
Other common stocks in initial period of acquisition		4,125,028

Total common stocks (cost: $44,541,886,000)		59,463,815

		Market value
Preferred stocks — 0.96%	Shares	(000)

FINANCIALS — 0.91%
SB Treasury Co. LLC, Series A, 9.40% noncumulative[4,5]	114,214,000	$116,574
Sumitomo Mitsui Banking Corp. 6.078%[4,5]	31,750,000	29,858
Fannie Mae, Series O, 7.00%[4,5]	2,190,000	115,865
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[4,5]	65,750,000	67,655
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[4,5]	31,300,000	31,993
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[5]	68,580,000	65,494
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[4,5]	11,185,000	11,541
Vornado Realty Trust, Series I, 6.625%	3,380,000	73,278
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4]	45,950,000	41,771
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up4,5	25,000,000	27,292
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up4,5	10,000,000	13,185
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[4]	2,948,000	39,798
Banco Santander Central Hispano, SA 6.50%[6]	1,524,000	35,909
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	36,590,000	33,770
Public Storage, Inc., Series F, 6.45%	1,000,000	21,940
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000	10,148
BNP Paribas Capital Trust 9.003% noncumulative trust[4,5]	8,000,000	8,775
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[4,5]	4,360,000	4,372
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[4,5]	13,000,000	13,049
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	520,000	12,652
Wachovia Capital Trust III 5.80%[5]	10,000,000	9,928
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	9,825,000	9,881
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[5]	10,000,000	9,381
iStar Financial, Inc., Series F, 7.80% cumulative redeemable[2]	400,000	9,028
CBG Florida REIT Corp., Series A, Class A, 7.114%[4,5]	9,000,000	8,722
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	6,500,000	6,980
BAC Capital Trust XIII 6.094%[5]	4,345,000	4,002
		832,841

MISCELLANEOUS — 0.05%
Other preferred stocks in initial period of acquisition		46,125

Total preferred stocks (cost: $927,919,000)		878,966

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[3]	18,316	8
XO Holdings, Inc., Series B, warrants, expire 2010[3]	13,738	4
XO Holdings, Inc., Series C, warrants, expire 2010[3]	13,738	1
Allegiance Telecom, Inc., warrants, expire 2008[1,3,4]	20,000	0
GT Group Telecom Inc., warrants, expire 2010[1,3,4]	15,000	0

Total warrants (cost: $816,000)		13

	Shares or
Convertible securities — 2.61%	principal amount

FINANCIALS — 0.63%
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2008	6,400,000 units	214,528
Fannie Mae, Series 2004-1, 5.375% convertible preferred	1,690	166,888
Countrywide Financial Corp., Series A, 1.743% convertible debentures 2037[4,5]	$140,000,000	124,628
XL Capital Ltd. 7.00% convertible preferred 2009	2,810,000 units	71,514
		577,558

MATERIALS — 0.52%
Cia. Vale do Rio Doce, Class A, 5.50 % convertible preferred 2010	800,000	59,040
Cia. Vale do Rio Doce, Series 1, 5.50% convertible preferred 2010	2,590,000	189,640
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred	25,000	63,406
Freeport-McMoRan Copper & Gold Inc. 6.75% convertible preferred 2010	1,000,000	170,560
		482,646

HEALTH CARE — 0.46%
Schering-Plough Corp., 5.375% convertible preferred 2010	1,000,000	266,250
Medtronic, Inc. 1.625% convertible notes 2013	$45,500,000	46,922
Medtronic, Inc. 1.50% convertible notes 2011	$69,900,000	72,434
Teva Pharmaceutical Industries Ltd., Series D, 1.75% convertible debenture 2026	$20,000,000	21,350
Incyte Corp. 3.50% convertible notes 2011[4]	$15,000,000	14,269
		421,225

INDUSTRIALS — 0.20%
UAL Corp. 4.50% convertible notes 2021[4]	$72,600,000	111,085
Allied Waste Industries, Inc., Series D, 6.25% convertible preferred 2008	240,000	78,118
		189,203

UTILITIES — 0.20%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	98,595
NRG Energy, Inc. 5.75% convertible preferred 2009	200,000	79,028
AES Trust VII 6.00% convertible preferred 2008	125,000	6,281
		183,904

TELECOMMUNICATION SERVICES — 0.15%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	135,875

INFORMATION TECHNOLOGY — 0.14%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$92,245,000	82,213
Nortel Networks Corp. 4.25% convertible notes 2008[4]	$14,999,000	14,812
Nortel Networks Corp. 4.25% convertible notes 2008	$30,000,000	29,625
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$2,500,000	2,487
		129,137

ENERGY — 0.12%
El Paso Corp. 4.99% convertible preferred[4]	75,000	109,500

CONSUMER DISCRETIONARY — 0.11%
Ford Motor Co. 4.25% convertible notes 2036	$50,000,000	60,125
Amazon.com, Inc. 4.75% convertible debentures 2009	$36,967,000	44,083
		104,208

MISCELLANEOUS — 0.08%
Other convertible securities in initial period of acquisition		70,410

Total convertible securities (cost: $1,901,445,000)		2,403,666

	Principal amount	Market value
Bonds & notes — 24.33%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[7]— 4.65%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$36,750	$38,986
Fannie Mae 9.00% 2010	102	104
Fannie Mae 4.89% 2012	10,000	9,880
Fannie Mae 4.00% 2015	6,024	5,886
Fannie Mae 7.00% 2016	204	213
Fannie Mae 5.00% 2018	15,389	15,226
Fannie Mae 5.50% 2018	13,135	13,224
Fannie Mae 10.00% 2018	268	303
Fannie Mae 5.50% 2020	35,740	35,891
Fannie Mae 5.50% 2021	44,871	45,060
Fannie Mae 6.00% 2021	1,707	1,737
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	25,282	24,538
Fannie Mae 9.50% 2022	261	289
Fannie Mae 7.50% 2023	56	60
Fannie Mae 7.50% 2023	12	13
Fannie Mae 10.00% 2025	173	196
Fannie Mae, Series 2001-4, Class GA, 10.246% 2025[5]	946	1,050
Fannie Mae, Series 2001-4, Class NA, 11.891% 2025[5]	82	91
Fannie Mae 6.00% 2026	20,822	21,060
Fannie Mae 6.00% 2027	75,985	76,855
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	804	841
Fannie Mae 7.50% 2031	340	363
Fannie Mae, Series 2001-20, Class E, 9.619% 2031[5]	775	853
Fannie Mae 5.50% 2033	61,555	60,918
Fannie Mae 4.50% 2035	63,374	59,071
Fannie Mae 4.50% 2035	19,114	17,804
Fannie Mae 4.50% 2035	11,819	11,009
Fannie Mae 4.558% 2035[5]	6,173	6,116
Fannie Mae 5.00% 2035	0	0
Fannie Mae 5.50% 2035	49,361	48,742
Fannie Mae 5.50% 2035	16,546	16,333
Fannie Mae 5.50% 2035	7,533	7,439
Fannie Mae 6.50% 2035	516	532
Fannie Mae 7.00% 2035	8,141	8,450
Fannie Mae 4.50% 2036	2,571	2,397
Fannie Mae 5.00% 2036	29,738	28,578
Fannie Mae 5.50% 2036	3,859	3,807
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	8,884	8,976
Fannie Mae 6.50% 2036	19,314	19,653
Fannie Mae 5.50% 2037	106,650	105,146
Fannie Mae 5.50% 2037	26,774	26,396
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	25,615	25,429
Fannie Mae 5.50% 2037	19,485	19,210
Fannie Mae 5.50% 2037	14,796	14,449
Fannie Mae 5.50% 2037	13,544	13,353
Fannie Mae 6.00% 2037	29,779	30,008
Fannie Mae 6.00% 2037	27,721	27,933
Fannie Mae 6.00% 2037[1]	22,028	22,028
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	19,417	19,683
Fannie Mae 6.00% 2037	18,281	18,421
Fannie Mae 6.00% 2037	11,257	11,343
Fannie Mae 6.00% 2037	2,531	2,535
Fannie Mae 6.50% 2037	62,201	63,255
Fannie Mae 6.50% 2037	19,814	20,317
Fannie Mae 6.50% 2037[1]	15,528	15,781
Fannie Mae 6.50% 2037	14,936	15,189
Fannie Mae 6.50% 2037	8,050	8,187
Fannie Mae 6.50% 2037	6,986	7,164
Fannie Mae 6.50% 2037	4,563	4,679
Fannie Mae 6.828% 2037[5]	1,945	1,988
Fannie Mae 7.00% 2037	44,939	46,208
Fannie Mae 7.00% 2037	41,460	43,032
Fannie Mae 7.00% 2037	16,828	17,466
Fannie Mae 7.00% 2037	16,595	17,063
Fannie Mae 7.00% 2037	12,999	13,383
Fannie Mae 7.00% 2037	12,107	12,449
Fannie Mae 7.00% 2037	10,923	11,338
Fannie Mae 7.00% 2037	9,821	10,110
Fannie Mae 7.00% 2037[1]	5,264	5,408
Fannie Mae 7.00% 2037[1]	4,130	4,243
Fannie Mae 7.00% 2037	1,869	1,922
Fannie Mae 7.00% 2037	1,411	1,465
Fannie Mae 7.50% 2037	27,614	28,635
Fannie Mae 7.50% 2037	5,213	5,413
Fannie Mae 7.50% 2037	3,885	4,029
Fannie Mae 7.50% 2037[1]	1,810	1,865
Fannie Mae 7.50% 2037	1,697	1,762
Fannie Mae 7.50% 2037[1]	747	771
Fannie Mae 8.00% 2037	2,366	2,446
Fannie Mae 8.00% 2037	1,918	1,981
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,553	1,627
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,073	1,113
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,723	1,801
Fannie Mae 6.50% 2047	7,124	7,225
Fannie Mae 6.50% 2047	6,294	6,383
Fannie Mae 6.50% 2047	5,957	6,041
Fannie Mae 6.50% 2047	4,366	4,427
Fannie Mae 6.50% 2047	2,641	2,678
Fannie Mae 6.50% 2047	1,419	1,439
Fannie Mae 6.50% 2047	1,044	1,059
Fannie Mae 7.00% 2047[1]	4,500	4,624
Fannie Mae 7.00% 2047	3,668	3,771
Fannie Mae 7.00% 2047	2,644	2,719
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	7,343	7,120
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	107,141	106,901
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	20,497	20,479
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	14,908	14,335
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	7,248	7,362
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	7,154	7,145
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	6,999	6,798
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.983% 2035[1,5]	4,951	4,803
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	13,930	13,799
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	9,447	9,260
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	4,493	4,459
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	8,356	8,300
Countrywide Alternative Loan Trust, Series 2007-J1, Class 3-A-4, 5.755% 2036[1,5]	20,000	19,218
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	14,931	14,981
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	5,232	5,234
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A-1, 5.50% 2037	27,759	27,178
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	16,930	16,408
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.877% 2047[5]	33,337	33,091
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.977% 2047[5]	18,315	18,115
Freddie Mac 8.50% 2008	0	0
Freddie Mac, Series SF02, Class GC, 2.64% 2009	1,045	1,040
Freddie Mac 8.50% 2009	25	25
Freddie Mac 8.50% 2010	43	44
Freddie Mac 5.00% 2018	9,469	9,364
Freddie Mac 5.50% 2018	4,700	4,731
Freddie Mac 11.00% 2018	216	241
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	23,444
Freddie Mac 5.50% 2019	12,937	13,014
Freddie Mac, Series 178, Class Z, 9.25% 2021	85	85
Freddie Mac, Series 2289, Class NB, 11.472% 2022[5]	191	216
Freddie Mac 6.00% 2026	5,731	5,800
Freddie Mac 6.00% 2027	9,512	9,625
Freddie Mac 4.645% 2035[5]	7,853	7,772
Freddie Mac 5.00% 2035	13,079	12,569
Freddie Mac 5.50% 2035	8,345	8,228
Freddie Mac 5.50% 2035	8,166	8,052
Freddie Mac, Series 3061, Class PN, 5.50% 2035	6,201	6,247
Freddie Mac 5.00% 2036	11,190	10,742
Freddie Mac, Series 3257, Class PA, 5.50% 2036	24,502	24,409
Freddie Mac 7.00% 2036	1,690	1,741
Freddie Mac 5.00% 2037	3,460	3,321
Freddie Mac, Series 3286, Class JN, 5.50% 2037	32,944	32,615
Freddie Mac, Series 3312, Class PA, 5.50% 2037	25,110	24,859
Freddie Mac, Series 3318, Class JT, 5.50% 2037	18,247	18,055
Freddie Mac 6.00% 2037	60,210	60,624
Freddie Mac, Series 3271, Class OA, 6.00% 2037	24,210	24,729
Freddie Mac 6.50% 2037	10,250	10,497
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	73,163	71,226
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	39,397	38,354
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	14,064	13,693
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.478% 2033[5]	608	606
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.551% 2034[5]	4,706	4,650
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.823% 2037[5]	70,730	69,973
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.877% 2037[5]	39,642	39,505
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.889% 2037[5]	20,236	20,265
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.133% 2045[5]	12,252	12,063
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	32,991	31,853
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	6,490	6,318
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	3,395	3,364
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	898	897
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	6,827	6,782
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	5,458	5,393
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	10,100	10,392
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[1,4]	20,116	14,774
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	10,000	9,804
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	9,650
CS First Boston Mortgage Securities Corp., Series 2007-2, Class 3-A-4, 5.50% 2037	23,283	22,074
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,131
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[1]	20,524	20,684
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[5]	8,000	7,953
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[5]	3,050	3,041
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	10,900	10,725
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	13,453	13,097
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	10,753	10,469
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	7,622	7,493
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	12,329	12,165
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	100	95
Residential Accredit Loans, Inc., Series 2005-QS10, Class I-A, 6.00% 2035	8,835	8,709
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[1]	63,984	63,738
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	16,088	16,054
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[1]	28,404	28,768
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	14,000	13,818
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.097% 2037[5]	17,250	17,355
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	34,168	34,356
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	47,927	47,899
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	24,206	24,465
CHL Mortgage Pass-Through Trust, Series 2003-35, Class 1-A-1, 4.75% 2018	6,652	6,422
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.841% 2033[5]	1,140	1,135
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.63% 2034[5]	4,130	4,087
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.619% 2035[5]	6,820	6,748
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.232% 2037[5]	21,015	20,986
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.961% 2047[5]	43,971	44,103
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.122% 2047[1,5]	24,858	24,870
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	4,222	4,163
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	2,000	1,983
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040	13,972
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-3, 4.719% 2038	7,000	6,722
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,863	1,832
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	11,687	11,447
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	3,155	3,124
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[5]	3,840	3,811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[5]	27,700	28,281
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	20,000	19,773
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	16,501	15,798
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class I-A-1, 4.75% 2018	7,917	7,644
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	23,429	22,431
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	13,385	13,032
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	7,141	7,037
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.656% 2036[5]	26,021	25,809
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1,4]	7,250	7,167
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[1,4]	20,000	19,354
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,4]	37,375	35,824
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,4]	20,500	18,991
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,4]	5,550	5,120
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	10,109	10,099
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.945% 2037[5]	47,999	48,634
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[1]	22,006	22,446
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	10,000	9,857
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	37,750	37,162
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[1,4]	9,000	8,766
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,4]	16,575	16,345
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,4]	1,250	1,218
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,4]	10,000	10,055
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1,4]	7,000	6,990
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	12,000	11,968
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[4]	5,000	4,875
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,4]	18,000	17,228
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,4]	17,000	16,235
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,4]	1,670	1,612
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	21,488	21,528
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	44,914	45,391
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	1,151	1,152
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,579
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	11,000	10,918
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	5,000	4,840
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.266% 2044[5]	22,000	21,596
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500	12,474
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1,4]	12,000	12,010
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1,4]	11,100	11,121
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	8,000	7,971
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,4]	29,000	28,977
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	1,451	1,444
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	13,143	13,168
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4, Class I-A-10, 6.25% 2037	27,357	27,671
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	22,535	21,938
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	15,506	15,096
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	5,550	5,423
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.339% 2044[5]	13,000	12,822
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045[5]	17,000	16,993
GE Commercial Mortgage Corp., Series 2005-C4, Class A-M, 5.333% 2045[5]	1,650	1,613
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[5]	9,418	9,141
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	11,791	11,684
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.006% 2036[5]	1,041	1,042
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.639% 2037[5]	14,743	14,956
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	32,442	31,671
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[5]	2,612	2,614
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[5]	33,024	32,724
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	6,816	6,678
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 2-A7A, 6.214% 2036[5]	24,887	25,106
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.928% 2036[5]	12,376	12,265
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.965% 2037[5]	11,985	11,943
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 6.00% 2037[1,5]	7,000	6,985
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.846% 2036[5]	30,855	30,749
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	8,821	8,517
Structured Asset Securities Corp., Series 2004-15, Class 2-A-1, 4.75% 2019	21,253	20,520
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.516% 2027[4,5]	276	275
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.749% 2027[4,5]	224	223
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.133% 2035[5]	10,425	10,163
Washington Mutual Mortgage, WMALT Series 2006-1, Class 4-CB, 6.50% 2036	7,230	7,270
Washington Mutual Mortgage, WMALT Series 2007-2, Class 1-A-1, 7.00% 2037	10,574	10,686
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	8,859	9,169
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.228% 2045[5]	17,730	17,618
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	18,266	17,654
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	4,526	4,477
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	21,865	22,068
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.965% 2034[5]	2,091	2,064
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000	19,585
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.102% 2030[5]	20,000	20,292
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	20,000	19,920
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 4.993% 2046[5]	19,833	19,547
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	8,202	8,154
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	6,487	6,481
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	3,477	3,485
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.204% 2042[5]	17,875	17,782
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	17,742	17,076
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	17,736	16,990
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,503
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	7,203	7,085
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.003% 2031[4,5]	72,458	1,271
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	4,425	4,336
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665	7,962
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	12,250	12,673
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.929% 2036[5]	11,880	11,858
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[4]	10,990	11,540
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	10,177	10,500
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,4,5]	10,000	9,943
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	10,000	9,929
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	3,486	3,488
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,995	6,253
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.645% 2036[5]	8,324	8,268
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	1,327	1,348
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	6,643	6,534
Banc of America Alternative Loan Trust, Series 2003-11, Class 5-A-1, 5.50% 2019	6,863	6,790
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	6,235	6,079
Government National Mortgage Assn. 9.50% 2009	157	161
Government National Mortgage Assn. 9.00% 2016	40	44
Government National Mortgage Assn. 8.50% 2017	9	10
Government National Mortgage Assn. 8.50% 2017	4	4
Government National Mortgage Assn. 10.00% 2020	899	1,036
Government National Mortgage Assn. 8.50% 2021	203	223
Government National Mortgage Assn. 8.50% 2021	34	37
Government National Mortgage Assn. 8.50% 2021	6	7
Government National Mortgage Assn. 9.50% 2021	102	116
Government National Mortgage Assn. 10.00% 2021	1,297	1,493
Government National Mortgage Assn. 10.00% 2025	1,217	1,394
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.798% 2045[1,5]	3,741	3,731
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	891	893
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	746	749
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	317	316
		4,281,689

CONSUMER DISCRETIONARY — 4.07%
Delphi Automotive Systems Corp. 6.50% 2009[8]	54,466	50,245
Delphi Corp. 6.50% 2013[8]	72,580	65,503
Delphi Automotive Systems Corp. 6.55% 2006[8]	17,105	15,737
Delphi Automotive Systems Corp. 7.125% 2029[8]	104,355	95,746
Delphi Trust I 8.25% 2033[8]	30,031	22,974
General Motors Corp. 6.375% 2008	1,050	1,045
General Motors Nova Scotia Finance Co. 6.85% 2008	1,675	1,667
General Motors Corp. 7.20% 2011	135,940	130,502
General Motors Corp. 7.125% 2013	55,975	52,057
General Motors Corp. 7.70% 2016	4,000	3,690
General Motors Corp. 8.80% 2021	27,375	25,527
General Motors Corp. 9.40% 2021	11,500	11,328
General Motors Corp. 8.25% 2023	7,000	6,353
General Motors Corp. 8.375% 2033	10,000	9,150
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	9,000	9,225
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	4,375	4,342
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	59,548	59,399
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	23,350	23,467
Charter Communications Operating, LLC, Term Loan Facilities B, 6.99% 2014[5,7]	93,650	90,109
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[4]	20,000	20,100
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	20,000	19,500
Allison Transmission Holdings, Inc., Term Loan B, 8.00% 2014[5,7]	117,100	114,319
Allison Transmission Holdings, Inc. 11.00% 2015[4]	5,800	5,938
Allison Transmission Holdings, Inc. 11.25% 2015[4,9]	76,450	75,781
Univision Communications, Inc., Second Lien Term Loan, 7.253% 2009[5,7]	4,315	4,286
Univision Communications Inc. 7.85% 2011	14,040	14,216
Univision Communications, Inc., First Lien Term Loan B, 7.21% 2014[5,7]	44,969	42,692
Univision Communications Inc. 9.75% 2015[4,9]	95,045	93,619
K. Hovnanian Enterprises, Inc. 8.00% 2012	3,000	2,520
K. Hovnanian Enterprises, Inc. 8.875% 2012	10,515	7,729
K. Hovnanian Enterprises, Inc. 7.75% 2013	14,265	10,199
K. Hovnanian Enterprises, Inc. 6.375% 2014	10,186	7,996
K. Hovnanian Enterprises, Inc. 6.50% 2014	27,301	21,568
K. Hovnanian Enterprises, Inc. 6.25% 2015	15,820	12,261
K. Hovnanian Enterprises, Inc. 6.25% 2016	13,740	10,649
K. Hovnanian Enterprises, Inc. 7.50% 2016	16,350	12,998
K. Hovnanian Enterprises, Inc. 8.625% 2017	34,655	29,110
Comcast Cable Communications, Inc. 6.20% 2008	49,000	49,464
Comcast Corp. 5.543% 2009[5]	1,250	1,245
Comcast Cable Communications, Inc. 7.125% 2013	8,100	8,714
Comcast Corp. 5.85% 2015	13,200	13,314
Comcast Corp. 5.90% 2016	8,475	8,533
Comcast Corp. 5.65% 2035	2,650	2,441
Comcast Corp. 6.45% 2037	10,000	10,114
Comcast Corp. 6.95% 2037	15,275	16,399
Michaels Stores, Inc., Term Loan B, 7.625% 2013[5,7]	24,384	23,356
Michaels Stores, Inc. 10.00% 2014	67,600	68,445
Michaels Stores, Inc. 0%/13.00% 2016[10]	17,950	11,084
Michaels Stores, Inc. 11.375% 2016	6,800	6,817
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	5,000	5,156
Dex Media, Inc., Series B, 0%/9.00% 2013[10]	9,000	8,573
R.H. Donnelley Corp., Series A-2, 6.875% 2013	25,975	24,546
R.H. Donnelley Corp., Series A-1, 6.875% 2013	20,650	19,514
R.H. Donnelley Corp., Series A-3, 8.875% 2016	25,375	25,502
R.H. Donnelley Corp. 8.875% 2017[4]	16,325	16,407
MGM MIRAGE 6.00% 2009	35,100	35,188
Mandalay Resort Group 6.50% 2009	7,122	7,158
MGM MIRAGE 8.50% 2010	22,830	24,000
MGM MIRAGE 6.75% 2012	9,150	9,059
MGM MIRAGE 6.75% 2013	8,200	8,036
MGM MIRAGE 7.50% 2016	4,000	3,995
KB Home 6.375% 2011	4,000	3,810
KB Home 5.875% 2015	41,625	37,046
KB Home 6.25% 2015	51,060	46,209
DaimlerChrysler North America Holding Corp. 4.05% 2008	2,560	2,540
DaimlerChrysler North America Holding Corp. 4.75% 2008	1,440	1,438
DaimlerChrysler North America Holding Corp., Series E, 6.053% 2009[5]	10,000	9,992
DaimlerChrysler North America Holding Corp. 6.133% 2009[5]	15,000	15,004
DaimlerChrysler North America Holding Corp. 7.20% 2009	11,000	11,402
DaimlerChrysler North America Holding Corp. 8.00% 2010	7,000	7,492
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,500	28,535
Standard Pacific Corp. 6.50% 2008	6,675	6,074
Standard Pacific Corp. 5.125% 2009	17,750	14,821
Standard Pacific Corp. 6.50% 2010	8,532	6,527
Standard Pacific Corp. 6.875% 2011	15,935	12,111
Standard Pacific Corp. 7.75% 2013	4,975	3,781
Standard Pacific Corp. 6.25% 2014	21,125	15,527
Standard Pacific Corp. 7.00% 2015	16,580	12,186
Centex Corp. 5.70% 2014	9,250	8,176
Centex Corp. 5.25% 2015	41,880	35,453
Centex Corp. 6.50% 2016	27,775	25,171
Federated Retail Holdings, Inc. 5.35% 2012	13,660	13,330
Federated Retail Holdings, Inc. 5.90% 2016	46,300	44,278
Federated Retail Holdings, Inc. 6.375% 2037	10,000	9,104
Time Warner Inc. 5.73% 2009[5]	20,000	19,893
Time Warner Inc. 5.50% 2011	1,000	1,004
AOL Time Warner Inc. 6.875% 2012	6,950	7,332
Time Warner Companies, Inc. 9.125% 2013	5,000	5,754
Time Warner Inc. 5.875% 2016	8,700	8,658
Time Warner Companies, Inc. 7.25% 2017	9,500	10,295
AOL Time Warner Inc. 7.625% 2031	10,750	11,995
Time Warner Inc. 6.50% 2036	500	495
Clear Channel Communications, Inc. 4.625% 2008	14,000	13,931
Chancellor Media Corp. of Los Angeles 8.00% 2008	23,750	24,142
Clear Channel Communications, Inc. 7.65% 2010	15,000	15,235
Clear Channel Communications, Inc. 5.75% 2013	3,580	3,083
Clear Channel Communications, Inc. 5.50% 2014	9,170	7,313
NTL Cable PLC 8.75% 2014	26,689	27,690
NTL Cable PLC 9.125% 2016	32,000	33,920
Claire’s Stores, Inc., Term Loan, 7.948% 2013[5,7]	30,379	28,689
Claire’s Stores, Inc. 9.25% 2015[4]	32,075	27,504
Claire’s Stores, Inc. 10.50% 2017[4]	5,700	4,360
J.C. Penney Co., Inc. 8.00% 2010	35,705	38,058
J.C. Penney Co., Inc. 9.00% 2012	10,506	11,952
J.C. Penney Corp., Inc. 5.75% 2018	2,000	1,940
J.C. Penney Corp., Inc. 6.375% 2036	4,800	4,593
Liberty Media Corp. 7.75% 2009	10,950	11,310
Liberty Media Corp. 7.875% 2009	28,350	29,339
Liberty Media Corp. 8.25% 2030	13,870	13,704
Cox Communications, Inc. 6.253% 2007[5]	8,250	8,257
Cox Communications, Inc. 7.875% 2009	12,500	13,067
Cox Communications, Inc. 4.625% 2010	8,250	8,163
Cox Communications, Inc. 7.75% 2010	10,000	10,681
Cox Communications, Inc. 5.45% 2014	13,500	13,275
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	50,000	50,500
Time Warner Cable Inc. 5.40% 2012[4]	25,000	24,960
Time Warner Cable Inc. 6.55% 2037[4]	25,000	25,285
CanWest Media Inc., Series B, 8.00% 2012	44,773	43,877
CanWest MediaWorks Inc. 9.25% 2015[4]	3,150	3,213
TL Acquisitions, Inc., Term Loan B, 7.95% 2014[5,7]	13,625	13,202
Thomson Learning 0%/13.25% 2015[4,10]	2,250	1,845
Thomson Learning 10.50% 2015[4]	31,800	31,800
Toys “R” Us, Inc. 7.625% 2011	38,195	34,375
Toys “R” Us-Delaware, Inc., Term Loan B, 9.76% 2012[5,7]	12,000	11,901
Tenneco Automotive Inc., Series B, 10.25% 2013	15,325	16,608
Tenneco Automotive Inc. 8.625% 2014	27,750	28,444
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	19,681
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	2,155
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,998
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	4,876
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	8,621
Ford Motor Co. 9.50% 2011	1,000	1,007
Ford Motor Co., Term Loan B, 8.70% 2013[5,7]	32,897	31,669
Ford Motor Co. 6.50% 2018	7,062	5,756
Boyd Gaming Corp. 7.75% 2012	28,400	29,394
Boyd Gaming Corp. 6.75% 2014	8,004	7,894
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	36,535	36,078
Quebecor Media Inc. 7.75% 2016	19,095	18,570
Quebecor Media Inc. 7.75% 2016[4]	17,750	17,217
Radio One, Inc., Series B, 8.875% 2011	16,750	16,499
Radio One, Inc. 6.375% 2013	21,165	18,731
News America Holdings Inc. 8.00% 2016	6,000	6,892
News America Inc. 7.25% 2018	1,405	1,526
News America Holdings Inc. 8.25% 2018	7,000	8,123
News America Inc. 6.40% 2035	750	748
News America Inc. 6.15% 2037	1,500	1,444
News America Inc. 6.75% 2038	15,000	15,873
Idearc Inc. 8.00% 2016	33,500	33,751
Meritage Corp. 7.00% 2014	3,835	3,145
Meritage Homes Corp. 6.25% 2015	38,180	30,353
Harrah’s Operating Co., Inc. 5.50% 2010	26,375	25,467
Harrah’s Operating Co., Inc. 5.625% 2015	8,800	6,830
Technical Olympic USA, Inc. 9.00% 2010	13,000	7,085
Technical Olympic USA, Inc. 9.00% 2010	9,990	5,395
Technical Olympic USA, Inc. 9.25% 2011[4]	33,175	18,412
Technical Olympic USA, Inc. 10.375% 2012	2,075	270
Technical Olympic USA, Inc. 7.50% 2015	5,550	694
Vidéotron Ltée 6.875% 2014	21,069	21,122
Vidéotron Ltée 6.375% 2015	10,435	10,122
Royal Caribbean Cruises Ltd. 8.75% 2011	26,850	28,772
CSC Holdings, Inc. 7.25% 2008	8,000	8,040
CSC Holdings, Inc., Series B, 8.125% 2009	17,625	18,022
CSC Holdings, Inc., Series B, 6.75% 2012	400	389
Cablevision Systems Corp., Series B, 8.00% 2012	2,050	2,014
Toll Brothers Finance Corp. 5.95% 2013	1,250	1,185
Toll Brothers, Inc. 4.95% 2014	12,705	11,378
Toll Brothers, Inc. 5.15% 2015	13,140	11,791
American Media Operations, Inc., Series B, 10.25% 2009	16,005	15,365
American Media Operations, Inc. 8.875% 2011	8,930	8,417
Beazer Homes USA, Inc. 8.375% 2012	11,298	9,293
Beazer Homes USA, Inc. 8.125% 2016	16,810	13,448
Warner Music Group 7.375% 2014	25,000	22,312
Kabel Deutschland GmbH 10.625% 2014	19,675	21,446
Seminole Tribe of Florida 6.535% 2020[4,7]	10,000	9,838
Seminole Tribe of Florida 7.804% 2020[1,4,7]	10,750	11,004
Viacom Inc. 5.75% 2011	3,000	3,031
Viacom Inc. 6.25% 2016	15,750	15,932
Viacom Inc. 6.875% 2036	1,500	1,527
Neiman Marcus Group, Inc. 9.00% 2015[9]	18,810	19,939
Education Management LLC and Education Management Finance Corp. 8.75% 2014	7,775	8,067
Education Management LLC and Education Management Finance Corp. 10.25% 2016	11,175	11,790
Gap, Inc. 10.05% 2008[5]	18,840	19,838
D.R. Horton, Inc. 8.00% 2009	16,650	16,430
D.R. Horton, Inc. 7.875% 2011	550	538
D.R. Horton, Inc. 5.25% 2015	2,000	1,699
D.R. Horton, Inc. 6.50% 2016	605	550
Chrysler Financial, First Lien Term Loan, 9.36% 2012[5,7]	13,245	13,271
Chrysler Financial, Second Lien Term Loan, 11.86% 2013[5,7]	5,000	4,942
Goodyear Tire & Rubber Co. 9.135% 2009[5]	7,125	7,250
Goodyear Tire & Rubber Co. 8.625% 2011	9,392	10,049
Bon-Ton Department Stores, Inc. 10.25% 2014	18,850	16,588
Young Broadcasting Inc. 10.00% 2011	16,890	15,961
AMC Entertainment Inc., Series B, 8.625% 2012	14,650	15,273
Limited Brands, Inc. 6.90% 2017	14,870	14,688
Visteon Corp. 7.00% 2014	18,000	14,670
LBI Media, Inc. 8.50% 2017[4]	14,190	14,403
McGraw-Hill Companies, Inc. 5.375% 2012[1]	7,475	7,439
McGraw-Hill Companies, Inc. 5.90% 2017	6,000	5,958
MDC Holdings, Inc. 7.00% 2012	5,000	5,163
MDC Holdings, Inc. 5.50% 2013	8,250	7,949
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	12,187	12,796
William Lyon Homes, Inc. 7.625% 2012	17,000	10,880
William Lyon Homes, Inc. 10.75% 2013	2,500	1,700
Cooper-Standard Automotive Inc. 7.00% 2012	13,500	12,352
Ryland Group, Inc. 5.375% 2012	12,350	11,511
Seneca Gaming Corp. 7.25% 2012	8,000	8,100
Seneca Gaming Corp., Series B, 7.25% 2012	3,275	3,316
Burlington Coat Factory Warehouse Corp. 11.125% 2014	12,075	11,049
Gaylord Entertainment Co. 8.00% 2013	6,804	6,957
Gaylord Entertainment Co. 6.75% 2014	4,000	3,900
YUM! Brands, Inc. 7.70% 2012	10,000	10,834
WCI Communities, Inc. 9.125% 2012	13,700	10,720
Hanesbrands Inc., Series B, 8.784% 2014[5]	10,295	10,398
NVR, Inc. 5.00% 2010	10,000	10,013
ERAC USA Finance Co. 7.00% 2037[4]	10,000	9,871
Staples, Inc. 7.375% 2012	9,000	9,791
Pinnacle Entertainment, Inc. 7.50% 2015[4]	9,400	9,118
Regal Cinemas Corp., Series B, 9.375% 2012[1]	7,250	7,504
Warnaco, Inc. 8.875% 2013	5,625	5,948
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	7,625	5,890
Sealy Mattress Co. 8.25% 2014	5,125	5,125
Marriott International, Inc., Series J, 5.625% 2013	1,500	1,508
Marriott International, Inc., Series I, 6.375% 2017	3,500	3,570
Carnival Corp. 3.75% 2007	5,000	4,998
Pulte Homes, Inc. 7.875% 2011	5,000	4,812
Local T.V. Finance LLC 9.25% 2015[4,9]	4,775	4,596
Entercom Radio, LLC 7.625% 2014	4,290	4,290
Cinemark USA, Inc., Term Loan B, 7.25% 2013[5,7]	3,738	3,660
Walt Disney Co. 5.70% 2011	1,000	1,026
Walt Disney Co. 5.625% 2016	2,000	2,030
Thomson Corp. 5.50% 2035	3,000	2,675
TRW Automotive Inc. 7.00% 2014[4]	2,150	2,107
Dollar General Corp. 10.625% 2015[4]	1,400	1,351
		3,741,709

FINANCIALS — 4.07%
General Motors Acceptance Corp. 6.125% 2008	50,000	49,867
Residential Capital, LLC 6.224% 2008[5]	5,250	4,705
General Motors Acceptance Corp. 6.36% 2008[5]	3,700	3,603
Residential Capital Corp. 7.80% 2008[5]	25,000	21,094
Residential Capital Corp. 8.044% 2009[4,5]	26,250	16,308
Residential Capital Corp. 8.314% 2009[5]	20,000	15,625
Residential Capital Corp. 7.375% 2010[5]	86,080	63,519
General Motors Acceptance Corp. 6.875% 2011	92,370	85,199
General Motors Acceptance Corp. 7.25% 2011	59,895	56,677
General Motors Acceptance Corp. 6.875% 2012	19,530	17,624
General Motors Acceptance Corp. 7.00% 2012	66,305	60,609
Residential Capital, LLC 7.50% 2012[5]	26,195	19,139
General Motors Acceptance Corp. 6.75% 2014	12,000	10,648
General Motors Acceptance Corp. 7.821% 2014[5]	37,000	32,959
Washington Mutual Bank, FA 6.875% 2011	750	773
Washington Mutual, Inc. 5.00% 2012	7,150	6,711
Washington Mutual, Inc. 5.51% 2012[5]	16,000	15,234
Washington Mutual Bank 5.93% 2013[5]	10,000	9,290
Washington Mutual, Inc. 4.625% 2014	5,000	4,344
Washington Mutual Bank, FA 5.65% 2014	7,905	7,326
Washington Mutual Bank, FA, Series 16, 5.125% 2015	3,820	3,432
Washington Mutual, Inc. 5.25% 2017	495	431
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[4,5]	72,100	54,811
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[4,5]	17,100	13,017
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[4,5]	26,200	19,931
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[4,5]	80,700	80,020
Ford Motor Credit Co. 5.625% 2008	5,615	5,502
Ford Motor Credit Co. 5.80% 2009	4,000	3,860
Ford Motor Credit Co. 7.875% 2010	7,000	6,752
Ford Motor Credit Co. 9.75% 2010[5]	81,750	81,457
Ford Motor Credit Co. 7.25% 2011	4,450	4,143
Ford Motor Credit Co. 7.375% 2011	1,800	1,699
Ford Motor Credit Co. 9.875% 2011	7,500	7,494
Ford Motor Credit Co. 7.80% 2012	3,500	3,292
Ford Motor Credit Co. 7.993% 2012[5]	68,405	63,383
Ford Motor Credit Co. 8.00% 2016	9,000	8,345
Realogy Corp., Term Loan B, Letter of Credit, 7.976% 2013[5,7]	5,520	5,151
Realogy Corp., Term Loan B, 8.24% 2013[5,7]	17,240	16,087
Realogy Corp. 10.50% 2014[4]	83,070	69,260
Realogy Corp. 11.00% 2014[4,9]	18,000	14,715
Realogy Corp. 12.375% 2015[4]	11,125	8,149
ASIF Global Financing XVIII 3.85% 2007[4]	8,500	8,493
International Lease Finance Corp. 5.00% 2010	10,000	10,000
International Lease Finance Corp. 5.00% 2012	5,000	4,900
International Lease Finance Corp., Series R, 5.40% 2012	10,000	10,042
American General Finance Corp., Series I, 5.40% 2015	17,250	16,840
American General Finance Corp., Series J, 6.50% 2017	14,000	14,481
ILFC E-Capital Trust I 5.90% 2065[4,5]	10,000	10,004
ILFC E-Capital Trust II 6.25% 2065[4,5]	18,790	18,467
American International Group, Inc., Series A-1, 6.25% 2087[5]	1,650	1,540
Barclays Bank PLC 5.926% (undated)[4,5]	9,125	8,652
Barclays Bank PLC 7.434% (undated)[4,5]	78,150	82,990
Rouse Co. 3.625% 2009	32,561	31,206
Rouse Co. 7.20% 2012	36,789	37,159
Rouse Co. 6.75% 2013[4]	12,150	12,022
E*TRADE Financial Corp. 8.00% 2011	46,350	44,264
E*TRADE Financial Corp. 7.375% 2013	10,525	9,894
E*TRADE Financial Corp. 7.875% 2015	24,700	23,589
HSBK (Europe) BV 7.75% 2013	10,275	10,403
HSBK (Europe) BV 7.75% 2013[4]	2,165	2,192
HSBK (Europe) BV 7.25% 2017[4]	65,640	61,702
HSBK (Europe) BV 7.25% 2017	3,125	2,938
Standard Chartered Bank 6.40% 2017[4]	44,950	46,024
Standard Chartered Bank 5.259% Eurodollar note (undated)[5]	15,000	11,475
Standard Chartered PLC 6.409% (undated)[4,5]	20,500	19,492
TuranAlem Finance BV 8.00% 2014	6,005	5,435
TuranAlem Finance BV 8.50% 2015	22,485	21,023
TuranAlem Finance BV 8.50% 2015[4]	10,000	9,350
TuranAlem Finance BV 8.25% 2037[4]	35,000	31,763
TuranAlem Finance BV, Series 8, 8.25% 2037	5,385	4,887
Capmark Financial Group, Inc. 6.03% 2010[4,5]	43,000	39,179
Capmark Financial Group, Inc. 5.875% 2012[4]	22,260	20,003
Capmark Financial Group, Inc. 6.30% 2017[4]	12,810	10,494
Countrywide Home Loans, Inc., Series L, 3.25% 2008	9,000	8,555
Countrywide Home Loans, Inc., Series M, 4.125% 2009	23,125	20,220
Countrywide Home Loans, Inc., Series K, 5.625% 2009	9,180	8,256
Countrywide Home Loans, Inc., Series H, 6.25% 2009	3,260	3,002
Countrywide Financial Corp., Series A, 4.50% 2010	1,675	1,443
Countrywide Financial Corp., Series B, 5.80% 2012	21,045	18,138
Countrywide Financial Corp., Series B, 5.80% 2012[5]	11,350	9,526
Household Finance Corp. 4.125% 2009	10,000	9,824
HSBC Finance Corp. 4.625% 2010	14,000	13,810
HSBC Holdings PLC 6.50% 2037	40,400	40,158
Midland Bank 5.625% Eurodollar note (undated)[1,5]	5,000	4,125
J.P. Morgan Chase & Co. 4.891% 2015[5]	10,000	9,923
JPMorgan Chase Bank NA 6.00% 2017	10,000	10,160
JPMorgan Chase Capital XXI, Series U, 6.309% 2037[5]	12,500	11,132
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	8,350	8,367
JPMorgan Chase Capital XX, Series T, 6.55% 2066	24,040	22,610
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	5,100	5,047
Simon Property Group, LP 4.875% 2010	11,375	11,272
Simon Property Group, LP 5.375% 2011	32,700	32,669
Simon Property Group, LP 5.00% 2012	8,000	7,834
Simon Property Group, LP 6.35% 2012	5,000	5,148
Simon Property Group, LP 5.25% 2016	5,000	4,739
Simon Property Group, LP 5.875% 2017	3,825	3,787
MBNA Corp. 5.625% 2007	10,000	10,006
Bank of America Corp. 4.25% 2010	6,000	5,913
Bank of America Corp. 5.375% 2012	4,000	4,036
MBNA Global Capital Funding, Series B, 6.156% 2027[5]	35,000	33,137
Bank of America Corp. 6.50% 2037	8,300	8,572
Fifth Third Capital Trust IV 6.50% 2067[5]	59,500	57,609
UniCredito Italiano SpA 5.584% 2017[4,5]	32,750	32,148
UniCredito Italiano SpA 6.00% 2017[1,4]	25,300	25,129
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	54,790	55,474
Capital One Bank 4.875% 2008	20,000	19,976
Capital One Financial Corp. 6.25% 2013	20,000	19,898
Capital One Capital III 7.686% 2036[5]	10,000	9,720
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	15,700	15,887
Santander Issuances, SA Unipersonal 5.948% 2016[4,5]	17,200	17,092
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	12,900	12,869
Abbey National PLC 6.70% (undated)[1,5]	3,635	3,590
Host Marriott, LP, Series M, 7.00% 2012	28,085	28,506
Host Marriott, LP, Series K, 7.125% 2013	10,000	10,200
Host Hotels & Resorts, LP, Series S, 6.875% 2014	10,500	10,631
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	13,800	13,274
PNC Funding Corp., Series I, 6.517% (undated)[4,5]	35,400	35,641
Liberty Mutual Group Inc. 6.50% 2035[4]	25,055	23,263
Liberty Mutual Group Inc. 7.50% 2036[4]	9,945	10,347
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	15,000	14,204
UnumProvident Corp. 5.859% 2009	11,500	11,593
UnumProvident Finance Co. PLC 6.85% 2015[4]	33,500	34,616
Lehman Brothers Holdings Inc., Series I, 5.63% 2009[5]	1,680	1,657
Lehman Brothers Holdings Inc., Series I, 5.478% 2012[5]	1,320	1,290
Lehman Brothers Holdings Inc. 6.50% 2017	23,500	23,710
Lehman Brothers Holdings Inc. 6.875% 2037	12,000	11,928
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[5]	7,700	7,194
iStar Financial, Inc. 7.00% 2008[2]	6,525	6,526
iStar Financial, Inc., Series B, 4.875% 2009[2]	5,000	4,899
iStar Financial, Inc. 5.375% 2010[2]	10,925	10,539
iStar Financial, Inc. 6.00% 2010[2]	3,750	3,646
iStar Financial, Inc., Series B, 5.125% 2011[2]	10,000	9,356
iStar Financial, Inc. 5.80% 2011[2]	5,000	4,837
iStar Financial, Inc. 6.05% 2015[2]	4,285	3,902
Merrill Lynch & Co., Inc., Series C, 6.05% 2012	12,900	13,104
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	21,200	21,423
Merrill Lynch & Co., Inc. 6.11% 2037	8,800	8,118
Charles Schwab Corp., Series A, 6.375% 2017	16,200	16,651
Schwab Capital Trust I 7.50% 2037[5]	24,900	25,530
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	44,400	41,511
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	6,000	5,960
ZFS Finance (USA) Trust II 6.45% 2065[4,5]	14,500	13,968
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	20,360	19,629
Northern Rock PLC 5.60% (undated)[1,4,5]	16,380	12,531
Northern Rock PLC 6.594% (undated)[1,4,5]	33,985	25,999
Hospitality Properties Trust 7.00% 2008	1,210	1,216
Hospitality Properties Trust 6.75% 2013	18,365	18,845
Hospitality Properties Trust 6.30% 2016	1,500	1,484
Hospitality Properties Trust 6.70% 2018	16,175	16,354
Glen Meadow Pass Through Trust 6.505% 2067[1,4,5]	38,500	37,208
American Express Centurion Bank 6.00% 2017	10,000	10,105
American Express Co. 6.15% 2017	12,610	12,884
American Express Co. 6.80% 2066[5]	12,925	13,273
AXA SA 6.379% (undated)[4,5]	24,250	22,155
AXA SA 6.463% (undated)[4,5]	15,000	13,974
HBOS PLC 5.375% (undated)[4,5]	36,010	34,173
Bank of Scotland 7.00% (undated)[4,5]	1,800	1,802
Mangrove Bay Pass Through Trust 6.102% 2033[4,5]	25,980	24,325
XL Capital Ltd., Series E, 6.50% (undated)[5]	4,750	4,419
Twin Reefs Asset Trust (XLFA), Series B, 6.12% (undated)[4,5]	7,200	6,211
Kimco Realty Corp. 6.00% 2012	3,250	3,319
Kimco Realty Corp., Series C, 5.783% 2016	15,000	14,807
Kimco Realty Corp. 5.70% 2017	16,985	16,590
SLM Corp., Series A, 5.40% 2011	15,000	13,892
SLM Corp., Series A, 5.388% 2014[5]	10,000	8,855
SLM Corp., Series A, 5.00% 2015	12,000	10,223
Catlin Insurance Ltd. 7.249% (undated)[4,5]	33,090	31,275
Kazkommerts International BV 8.50% 2013[4]	2,500	2,394
Kazkommerts International BV 7.875% 2014[4]	10,000	9,175
Kazkommerts International BV 8.00% 2015	14,500	12,978
Kazkommerts International BV, Series 4, 7.50% 2016	7,500	6,303
Lincoln National Corp. 5.65% 2012	12,000	12,076
Lincoln National Corp. 7.00% 2066[5]	17,525	18,029
Lazard Group LLC 7.125% 2015	18,265	18,533
Lazard Group LLC 6.85% 2017	11,500	11,384
Prudential Holdings, LLC, Series C, 8.695% 2023[4,7]	22,250	27,662
CNA Financial Corp. 6.45% 2008	2,406	2,411
CNA Financial Corp. 6.60% 2008	7,130	7,220
CNA Financial Corp. 5.85% 2014	5,625	5,594
CNA Financial Corp. 7.25% 2023	11,625	12,180
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[4,5]	28,850	27,382
CIT Group Inc. 6.875% 2009	15,000	15,286
CIT Group Inc. 6.10% 2067[5]	13,890	11,380
Westfield Group 5.40% 2012[4]	5,000	4,975
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	22,500	21,478
BNP Paribas 7.195% (undated)[4,5]	25,000	24,942
Skandinaviska Enskilda Banken AB 4.958% (undated)[4,5]	15,490	14,163
Skandinaviska Enskilda Banken AB 7.50% (undated)[4,5]	10,405	10,749
Wells Fargo & Co. 5.25% 2012	17,250	17,302
Wells Fargo Bank, National Assn. 4.75% 2015	7,500	7,128
BBVA International SA Unipersonal 5.919% (undated)[4,5]	24,900	22,989
Development Bank of Singapore Ltd. 7.875% 2010[4]	10,000	10,637
Development Bank of Singapore Ltd. 7.125% 2011[4]	5,000	5,284
DBS Bank Ltd. 5.853% 2021[4,5]	7,250	6,913
Resona Bank, Ltd. 5.85% (undated)[4,5]	21,675	20,113
Downey Financial Corp. 6.50% 2014[1]	20,000	18,658
Lloyds TSB Group PLC 6.267% (undated)[4,5]	20,100	18,626
QBE Capital Funding II LP 6.797% (undated)[4,5]	18,715	18,335
State Street Capital Trust IV 6.694% 2077[5]	20,000	18,133
Allstate Corp., Series B, 6.125% 2067[5]	8,020	7,856
Allstate Corp., Series A, 6.50% 2067[5]	9,775	9,509
Genworth Financial, Inc. 6.15% 2066[5]	17,665	16,511
North Front Pass Through Trust 5.81% 2024[4,5]	10,000	9,809
Nationwide Mutual Insurance Co. 7.875% 2033[4]	5,000	5,742
Developers Diversified Realty Corp. 4.625% 2010	10,140	9,995
Developers Diversified Realty Corp. 5.50% 2015	5,000	4,813
Independence Community Bank Corp. 4.90% 2010	5,000	4,892
Independence Community Bank 3.75% 2014[5]	10,000	9,749
Citigroup Inc. 5.125% 2011	12,500	12,519
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	10,000	9,986
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,472
Banco Mercantil del Norte, SA 6.135% 2016[4]	2,000	2,013
Banco Mercantil del Norte, SA 6.862% 2021[4]	10,250	10,421
ORIX Corp. 5.48% 2011	12,000	11,729
Ambac Financial Group, Inc. 5.95% 2035	500	425
Ambac Financial Group, Inc. 6.15% 2087[5]	14,390	11,026
Chubb Corp. 6.375% 2037[5]	10,250	10,108
Federal Realty Investment Trust 6.125% 2007	10,000	10,001
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	9,985
United Overseas Bank Ltd. 5.375% 2019[4,5]	10,000	9,678
Duke Realty LP 4.625% 2013	10,000	9,443
Nationwide Financial Services, Inc. 6.75% 2067[5]	9,780	9,437
Credit Agricole SA 6.637% (undated)[4,5]	9,233	8,790
Plum Creek Timberlands, LP 5.875% 2015	8,225	8,045
Monumental Global Funding III 5.443% 2014[4,5]	8,000	7,795
Bank of Nova Scotia 5.563% 2085[1,5]	10,000	7,685
Canadian Imperial Bank of Commerce 5.563% Eurodollar note 2085[1,5]	10,000	7,655
LaBranche & Co Inc. 9.50% 2009	5,500	5,610
LaBranche & Co Inc. 11.00% 2012	1,750	1,741
Assurant, Inc. 5.625% 2014	5,740	5,643
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[4,5]	5,000	5,105
Silicon Valley Bank 5.70% 2012	5,000	5,007
Brandywine Operating Partnership, LP 5.75% 2012	4,190	4,172
KeyBank NA 5.50% 2012	4,000	3,984
Zions Bancorporation 5.50% 2015	4,000	3,843
Goldman Sachs Group, Inc. 6.75% 2037	3,500	3,524
ProLogis 5.625% 2015	2,605	2,535
BOI Capital Funding (No. 2) LP 5.571% (undated)[4,5]	2,500	2,302
Financial Security Assurance Holdings Ltd. 6.40% 2066[4,5]	2,500	2,262
		3,741,690

TELECOMMUNICATION SERVICES — 2.03%
Nextel Communications, Inc., Series E, 6.875% 2013	96,350	96,674
Nextel Communications, Inc., Series F, 5.95% 2014	8,000	7,650
Nextel Communications, Inc., Series D, 7.375% 2015	134,905	136,364
Sprint Capital Corp. 8.75% 2032	31,180	35,650
U S WEST Communications, Inc. 5.625% 2008	18,020	18,020
U S WEST Capital Funding, Inc. 6.375% 2008	7,100	7,118
Qwest Capital Funding, Inc. 7.90% 2010	32,510	33,485
Qwest Capital Funding, Inc. 7.25% 2011	38,270	38,653
Qwest Communications International Inc. 7.25% 2011	30,025	30,475
Qwest Corp. 8.875% 2012	12,400	13,640
Qwest Capital Funding, Inc. 7.625% 2021	7,225	6,773
U S WEST Capital Funding, Inc. 6.875% 2028	21,175	18,105
Qwest Capital Funding, Inc. 7.75% 2031	39,335	36,188
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	26,000	27,690
Dobson Cellular Systems, Inc. 8.375% 2011	6,000	6,390
American Cellular Corp., Series B, 10.00% 2011	7,902	8,337
Dobson Communications Corp. 9.493% 2012[5]	21,000	21,525
Dobson Cellular Systems, Inc. 9.875% 2012	3,850	4,187
Dobson Communications Corp. 8.875% 2013	78,365	83,655
American Cellular Corp., Term Loan B, 7.24% 2014[5,7]	20,024	19,979
SBC Communications Inc. 4.125% 2009	17,465	17,211
SBC Communications Inc. 6.25% 2011	5,500	5,695
AT&T Corp. 7.30% 2011[5]	14,789	15,973
AT&T Wireless Services, Inc. 8.125% 2012	24,935	27,835
SBC Communications Inc. 5.10% 2014	38,500	37,855
SBC Communications Inc. 5.625% 2016	20,000	20,231
AT&T Corp 8.00% 2031[5]	5,000	6,224
AT&T Inc. 6.80% 2036	11,235	12,336
AT&T Inc. 6.50% 2037	15,000	15,876
Centennial Cellular Corp. 10.75% 2008	527	528
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	16,000	17,080
Centennial Communications Corp. 10.981% 2013[5]	44,800	46,368
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	60,275	61,782
American Tower Corp. 7.125% 2012	60,225	62,032
American Tower Corp. 7.50% 2012	43,300	44,815
American Tower Corp. 7.00% 2017[4]	2,750	2,826
Intelsat, Ltd. 6.50% 2013	14,850	11,732
Intelsat (Bermuda), Ltd. 8.25% 2013	39,135	39,624
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[10]	7,075	5,855
Intelsat (Bermuda), Ltd. 8.625% 2015	6,560	6,691
Intelsat Corp. 9.00% 2016	10,000	10,275
Intelsat (Bermuda), Ltd. 9.25% 2016	23,650	24,655
Intelsat (Bermuda), Ltd. 11.25% 2016	6,800	7,344
Verizon Global Funding Corp. 4.90% 2015	3,560	3,446
Verizon Communications Inc. 5.50% 2017	38,800	38,871
Verizon Global Funding Corp. 7.75% 2030	8,175	9,659
Verizon Communications Inc. 6.25% 2037	50,000	51,904
Triton PCS, Inc. 8.50% 2013[2]	94,050	99,105
Windstream Corp. 8.125% 2013	7,500	7,969
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	17,125	18,170
Windstream Corp. 8.625% 2016	63,950	68,746
Telecom Italia Capital SA, Series B, 5.25% 2013	5,000	4,915
Telecom Italia Capital SA 5.25% 2015	19,500	18,822
Telecom Italia Capital SA 7.20% 2036	31,350	34,170
Rural Cellular Corp. 8.25% 2012	4,000	4,190
Rural Cellular Corp. 11.106% 2012[5]	11,590	11,880
Rural Cellular Corp. 8.621% 2013[4,5]	36,300	37,253
Cricket Communications, Inc. 9.375% 2014	27,900	27,830
Cricket Communications, Inc. 9.375% 2014[4]	19,000	18,953
Hawaiian Telcom Communications, Inc. 9.75% 2013	16,945	17,136
Hawaiian Telcom Communications, Inc. 10.86% 2013[5]	15,920	16,199
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	7,075	7,712
France Télécom 7.75% 2011[5]	28,600	30,898
Rogers Wireless Inc. 7.25% 2012	9,175	9,803
Rogers Wireless Inc. 7.50% 2015	16,750	18,180
MetroPCS Wireless, Inc., Term Loan B, 7.625% 2013[5,7]	13,907	13,664
MetroPCS Wireless, Inc. 9.25% 2014[4]	14,300	14,264
Cincinnati Bell Inc. 7.25% 2013	26,275	26,472
Vodafone Group PLC 5.625% 2017	5,800	5,754
Vodafone Group PLC 6.15% 2037	14,450	14,230
Singapore Telecommunications Ltd. 6.375% 2011[4]	7,600	7,964
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,056
Singapore Telecommunications Ltd. 7.375% 2031[4]	3,800	4,558
Koninklijke KPN NV 8.00% 2010	8,400	9,049
Koninklijke KPN NV 8.375% 2030	3,020	3,615
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	12,000	11,390
Embarq Corp. 6.738% 2013	10,000	10,410
Level 3 Financing, Inc. 9.25% 2014	10,000	9,475
Deutsche Telekom International Finance BV 8.00% 2010[5]	7,150	7,671
NTELOS Inc., Term Loan B, 7.01% 2011[5,7]	5,851	5,800
Nordic Telephone Co. Holding ApS 8.875% 2016[4]	4,000	4,250
Trilogy International Partners LLC, Term Loan B, 8.698% 2012[5,7]	4,000	3,850
British Telecommunications PLC 8.625% 2010[5]	2,000	2,202
		1,866,886

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 1.47%
U.S. Treasury 4.375% 2008	30,000	30,028
U.S. Treasury 3.625% 2009	10,000	9,948
U.S. Treasury 4.50% 2009	30,000	30,237
U.S. Treasury 4.50% 2011	32,915	33,424
U.S. Treasury 2.00% 2012[1,11]	20,494	20,560
U.S. Treasury 3.00% 2012[1,11]	32,091	33,732
U.S. Treasury 4.875% 2012	20,000	20,634
U.S. Treasury 3.625% 2013	65,000	63,279
U.S. Treasury 4.25% 2013	17,250	17,300
U.S. Treasury 4.25% 2014	276,500	275,615
U.S. Treasury Principal Strip 0% 2014	10,000	7,491
U.S. Treasury Principal Strip 0% 2014	5,000	3,840
U.S. Treasury Principal Strip 0% 2014	5,000	3,791
U.S. Treasury 8.875% 2017	7,500	10,059
U.S. Treasury 7.875% 2021	15,000	19,617
U.S. Treasury 6.875% 2025	45,750	57,016
U.S. Treasury 6.00% 2026	43,750	50,094
U.S. Treasury 5.25% 2029	15,000	15,905
U.S. Treasury Principal Strip 0% 2037	45,000	11,346
Freddie Mac 5.25% 2011	202,750	207,705
Freddie Mac 5.00% 2018	170,000	166,741
Fannie Mae 5.25% 2012	74,000	75,370
Fannie Mae 4.625% 2013	80,000	79,055
Fannie Mae 6.25% 2029	41,000	46,311
Fannie Mae 7.25% 2030	25,000	31,646
Federal Home Loan Bank 5.625% 2016	10,000	10,329
Federal Agricultural Mortgage Corp. 4.25% 2008	6,000	5,986
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	1,000	1,009
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	3,000	3,092
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	9,753
CoBank ACB 6.294% 2022[4,5]	4,000	3,878
		1,354,791

INDUSTRIALS — 1.36%
Calair LLC and Calair Capital Corp. 8.125% 2008	8,500	8,542
Continental Airlines, Inc. 8.75% 2011	29,250	28,957
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[7]	11,700	11,963
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[7]	10,428	10,324
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[7]	6,315	6,062
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	1,734	1,664
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	21,295	21,467
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	5,450	5,575
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	871	875
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	16,519	16,622
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[7]	873	838
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[7]	13,201	12,838
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[7]	732	747
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[7]	5,433	5,243
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	15,697	15,697
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	11,380	10,811
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	2,766	2,883
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	7,191	7,622
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	6,103	6,133
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	6,652	6,678
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[7,8]	5,302	6,257
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[7]	43,155	43,613
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[7]	4,938	4,957
United Air Lines, Inc., Term Loan B, 7.125% 2014[5,7]	18,736	17,979
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	2,609	2,628
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[1,7,8]	3,360	1,243
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[7]	5,775	5,558
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[7]	9,806	9,690
Nielsen Finance LLC, Term Loan B, 7.61% 2013[5,7]	2,020	1,975
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	41,625	44,018
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[10]	53,975	39,267
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[7]	1,600	1,554
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[7]	17,745	17,257
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[7]	2,370	2,370
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[7]	4,595	4,641
AMR Corp. 9.00% 2012	11,000	11,303
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	17,138	18,102
AMR Corp. 9.00% 2016	2,000	1,985
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	16,285	15,308
AMR Corp. 10.00% 2021[1]	3,000	2,967
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022[7]	8,073	7,569
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[7]	8,050	8,318
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[7]	46,035	46,726
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[7,8]	3,493	3,729
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	21,516	22,142
US Investigations Serivces, Term Loan B, 8.25% 2015[5,7]	19,000	18,478
US Investigations Serivces 10.50% 2015[4]	41,545	39,779
US Investigations Serivces 11.75% 2016[4]	15,775	14,829
Allied Waste North America, Inc., Series B, 6.50% 2010	16,000	16,180
Allied Waste North America, Inc., Series B, 5.75% 2011	18,800	18,424
Allied Waste North America, Inc. 7.875% 2013	2,500	2,587
Allied Waste North America, Inc., Series B, 6.125% 2014	13,275	12,810
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,568
Allied Waste North America, Inc. 7.25% 2015	8,500	8,606
Allied Waste North America, Inc. 6.875% 2017	7,250	7,286
Northwest Airlines, Inc., Term Loan B, 8.698% 2013[5,7]	7,088	6,858
Northwest Airlines, Inc., Term Loan A, 6.948% 2018[5,7]	62,343	61,720
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,7]	28,895	30,434
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[4,7]	11,029	11,360
Ashtead Group PLC 8.625% 2015[4]	12,700	12,192
Ashtead Capital, Inc. 9.00% 2016[4]	27,050	26,374
General Electric Capital Corp., Series A, 5.625% 2017	10,000	10,116
General Electric Capital Corp., Series A, 5.74% 2026[5]	25,000	24,665
NTK Holdings Inc. 0%/10.75% 2014[10]	12,500	8,250
THL Buildco, Inc. 8.50% 2014	27,325	24,319
Hutchison Whampoa International Ltd. 7.00% 2011[4]	5,000	5,262
Hutchison Whampoa International Ltd. 6.50% 2013[4]	25,000	26,190
ARAMARK Corp., Term Loan B, 7.198% 2014[5,7]	10,166	9,946
ARAMARK Corp., Term Loan B, Letter of Credit, 7.198% 2014[5,7]	727	711
ARAMARK Corp. 8.50% 2015	15,075	15,339
ARAMARK Corp. 8.856% 2015[5]	3,050	3,081
USG Corp. 6.30% 2016	24,500	22,453
USG Corp. 7.75% 2018	4,150	4,210
American Standard Inc. 7.375% 2008	5,935	5,955
American Standard Inc. 7.625% 2010	16,501	17,296
Waste Management, Inc. 6.50% 2008	5,000	5,065
Waste Management, Inc. 5.00% 2014	7,000	6,748
WMX Technologies, Inc. 7.10% 2026	10,125	10,739
Tyco International Group SA 6.125% 2008	8,000	8,090
Tyco International Group SA 7.00% 2028	4,345	4,733
Tyco International Group SA 6.875% 2029	8,310	8,449
Hawker Beechcraft 8.50% 2015[4]	5,300	5,406
Hawker Beechcraft 8.875% 2015[4,9]	11,530	11,645
Hawker Beechcraft 9.75% 2017[4]	4,105	4,187
John Deere Capital Corp., Series D, 4.375% 2008	9,000	8,976
John Deere Capital Corp. 4.875% 2009	4,000	3,989
John Deere Capital Corp. 5.40% 2011	2,000	2,023
John Deere Capital Corp. 5.10% 2013	500	494
John Deere Capital Corp., Series D, 5.50% 2017	2,500	2,493
ACIH, Inc. 0%/11.50% 2012[4,10]	6,125	4,471
Atrium Companies, Inc., Term Loan B, 8.61% 2012[5,7]	14,110	13,184
Accuride Corp. 8.50% 2015	17,200	16,254
Southwest Airlines Co. 5.25% 2014	15,000	14,480
Atlas Copco AB 5.60% 2017[4]	11,405	11,410
DRS Technologies, Inc. 6.875% 2013	275	276
DRS Technologies, Inc. 6.625% 2016	10,250	10,199
DRS Technologies, Inc. 7.625% 2018	200	205
Caterpillar Financial Services Corp. 2.70% 2008	3,000	2,956
Caterpillar Financial Services Corp., Series F, 5.081% 2008[5]	400	399
Caterpillar Financial Services Corp., Series F, 5.50% 2016	5,000	5,004
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	2,042
CSX Corp. 5.75% 2013	10,000	10,060
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	9,230	9,807
CEVA Group PLC 10.00% 2014[4]	8,825	9,233
RSC Holdings III, LLC, Second Lien Term Loan B, 8.75% 2013[5,7]	8,105	7,922
Esco Corp. 8.625% 2013[4]	4,000	4,090
Esco Corp. 9.569% 2013[4,5]	3,725	3,744
Esterline Technologies Corp. 6.625% 2017	7,500	7,481
Goodman Global Holdings, Inc., Series B, 7.875% 2012	6,995	7,345
TransDigm Inc. 7.75% 2014	6,865	7,019
H&E Equipment Services, Inc. 8.375% 2016	6,800	6,630
RBS Global, Inc. and Rexnord LLC 9.50% 2014	5,500	5,706
RBS Global, Inc. and Rexnord LLC 8.875% 2016	575	585
Deluxe Corp. 7.375% 2015	5,000	4,975
Hertz Corp. 10.50% 2016	4,500	4,860
Terex Corp. 7.375% 2014	3,500	3,535
BNSF Funding Trust I 6.613% 2055[5]	2,565	2,401
Union Pacific Corp. 5.75% 2017	2,065	2,051
Alion Science and Technology Corp. 10.25% 2015	1,740	1,636
		1,255,972

INFORMATION TECHNOLOGY — 1.29%
NXP BV and NXP Funding LLC 7.993% 2013[5]	71,775	68,276
NXP BV and NXP Funding LLC 7.875% 2014	100,850	98,959
NXP BV and NXP Funding LLC 9.50% 2015	201,515	190,935
Electronic Data Systems Corp. 7.125% 2009	10,315	10,639
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	127,650	129,413
Electronic Data Systems Corp. 7.45% 2029	10,555	10,849
Freescale Semiconductor, Inc., Term Loan B, 7.33% 2013[5,7]	15,412	14,802
Freescale Semiconductor, Inc. 8.875% 2014	7,800	7,420
Freescale Semiconductor, Inc. 9.125% 2014[9]	33,025	30,053
Freescale Semiconductor, Inc. 10.125% 2016	52,525	47,863
First Data Corp., Term Loan B3, 7.96% 2014[5,7]	25,000	24,197
First Data Corp., Term Loan B2, 8.00% 2014[5,7]	77,800	75,170
Celestica Inc. 7.875% 2011	63,905	62,787
Celestica Inc. 7.625% 2013	36,945	35,652
Sanmina-SCI Corp. 8.444% 2010[4,5]	3,500	3,518
Sanmina-SCI Corp. 6.75% 2013	11,000	9,653
Sanmina-SCI Corp. 8.444% 2014[4,5]	15,500	15,113
Sanmina-SCI Corp. 8.125% 2016	70,650	62,349
SunGard Data Systems Inc. 3.75% 2009	11,050	10,829
SunGard Data Systems Inc. 9.125% 2013	48,900	50,122
Jabil Circuit, Inc. 5.875% 2010	54,140	54,744
Western Union Co. 5.67% 2008[5]	22,000	22,015
Western Union Co. 5.40% 2011	5,000	5,006
Western Union Co. 5.93% 2016	24,000	23,892
Ceridian Corp. 11.25% 2015[4]	25,925	25,731
Sensata Technologies BV, Term Loan B, 6.761% 2013[5,7]	9,751	9,481
Sensata Technologies BV 8.00% 2014[5]	11,000	10,849
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	26,255	19,823
Hughes Communications, Inc. 9.50% 2014	15,750	16,242
National Semiconductor Corp. 6.15% 2012	15,000	15,309
Serena Software, Inc. 10.375% 2016	13,430	13,967
Xerox Corp. 7.125% 2010	9,000	9,398
Nortel Networks Ltd. 9.493% 2011[4,5]	6,500	6,451
		1,191,507

ENERGY — 1.20%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,7]	20,973	20,865
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	404	401
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4,7]	13,329	14,864
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[7]	4,325	4,823
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,7]	49,350	47,766
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,7]	55,650	52,441
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[4]	8,000	8,140
Williams Companies, Inc. 6.375% 2010[4]	4,700	4,782
Williams Companies, Inc. 7.231% 2010[4,5]	8,000	8,130
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,475
Williams Companies, Inc. 7.125% 2011	38,750	40,397
Williams Companies, Inc. 8.125% 2012	14,810	16,032
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	12,325	12,772
Williams Companies, Inc. 7.875% 2021	10,000	11,050
Williams Companies, Inc. 8.75% 2032	12,500	14,625
Southern Natural Gas Co. 5.90% 2017[4]	11,740	11,559
El Paso Natural Gas Co. 5.95% 2017[4]	7,500	7,384
Tennessee Gas Pipeline Co. 7.00% 2028	71,500	73,374
Newfield Exploration Co. 6.625% 2014	32,075	31,674
Newfield Exploration Co. 6.625% 2016	44,400	43,734
TransCanada PipeLines Ltd. 6.35% 2067[5]	76,100	73,756
Pogo Producing Co. 7.875% 2013	31,250	32,031
Pogo Producing Co. 6.625% 2015	2,400	2,436
Pogo Producing Co. 6.875% 2017	33,650	34,239
Gaz Capital SA 6.51% 2022[4]	42,310	41,570
Gaz Capital SA 7.288% 2037[4]	24,925	26,600
Enterprise Products Operating LP, Series B, 5.00% 2015	7,000	6,659
Enterprise Products Operating LP 8.375% 2066[5]	36,635	38,194
Enterprise Products Operating LP 7.034% 2068[5]	21,365	19,671
Premcor Refining Group Inc. 6.125% 2011	14,500	14,911
Premcor Refining Group Inc. 6.75% 2011	11,150	11,590
Premcor Refining Group Inc. 9.50% 2013	12,275	12,943
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4,7]	28,500	27,502
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[7]	9,000	8,685
Drummond Co., Inc. 7.375% 2016[4]	37,705	35,631
Devon Financing Corp., ULC 6.875% 2011	24,500	26,004
Devon Financing Corp. ULC 7.875% 2031	7,000	8,506
Forest Oil Corp. 7.25% 2019[4]	33,600	33,768
Kinder Morgan Inc., Term Loan B, 6.30% 2013[5,7]	23,303	22,772
K N Energy, Inc. 7.25% 2028	6,000	5,691
Enbridge Energy Partners, LP 8.05% 2067[5]	20,045	20,392
Sunoco, Inc. 4.875% 2014	10,060	9,617
Sunoco, Inc. 5.75% 2017	10,000	9,849
XTO Energy Inc. 5.65% 2016	10,000	9,970
XTO Energy Inc. 6.25% 2017	7,750	8,049
Qatar Petroleum 5.579% 2011[4,7]	17,778	17,846
Enbridge Inc. 5.60% 2017	17,200	16,801
Canadian Natural Resources Ltd. 5.70% 2017	14,600	14,500
Pemex Project Funding Master Trust 7.875% 2009	1,600	1,659
Pemex Project Funding Master Trust 5.75% 2018[4]	4,500	4,561
Pemex Project Funding Master Trust 6.625% 2035[4]	5,000	5,370
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	9,943
Petroplus Finance Ltd. 6.75% 2014[4]	3,750	3,581
Petroplus Finance Ltd. 7.00% 2017[4]	3,750	3,544
Massey Energy Co. 6.875% 2013	7,500	7,125
Polar Tankers, Inc. 5.951% 2037[4,7]	7,130	6,938
Petrobas International Finance Co. 6.125% 2016	6,000	6,097
Sabine Pass LNG, LP 7.25% 2013	6,000	5,910
EOG Resources, Inc. 5.875% 2017	5,375	5,496
Peabody Energy Corp., Series B, 6.875% 2013	4,300	4,343
PETRONAS Capital Ltd. 7.00% 2012[4]	4,000	4,302
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[4,7]	3,390	3,385
Husky Energy Inc. 6.80% 2037	3,125	3,285
TNK-BP Finance SA 7.50% 2016[4]	1,500	1,466
		1,102,476

HEALTH CARE — 1.06%
HCA Inc., Term Loan B, 7.448% 2013[5,7]	162,869	159,313
HCA Inc. 9.125% 2014[4]	7,790	8,082
HCA Inc. 9.25% 2016[4]	19,770	20,857
HCA Inc. 9.625% 2016[4,9]	13,520	14,331
HealthSouth Corp. 11.409% 2014[5]	41,025	42,666
HealthSouth Corp. 10.75% 2016	85,700	90,842
Tenet Healthcare Corp. 6.375% 2011	10,810	9,513
Tenet Healthcare Corp. 9.875% 2014	80,075	73,269
Tenet Healthcare Corp. 9.25% 2015	31,420	27,807
VWR International, Inc. 10.25% 2015[4,5,9]	73,210	72,112
Boston Scientific Corp. 6.40% 2016	32,415	30,470
Boston Scientific Corp. 7.00% 2035	27,720	24,948
Warner Chilcott Corp. 8.75% 2015	52,169	54,256
PTS Acquisition Corp. 9.50% 2015[4,9]	48,205	46,759
AstraZeneca PLC 5.40% 2012	23,500	23,751
AstraZeneca PLC 6.45% 2037	20,000	21,146
Cardinal Health, Inc. 4.00% 2015	25,000	22,423
Cardinal Health, Inc. 6.30% 2016[4]	10,000	10,348
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	28,340	30,253
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	19,350	19,495
Elan Finance PLC and Elan Finance Corp. 9.705% 2013[5]	10,095	10,045
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600	28,329
Coventry Health Care, Inc. 6.30% 2014	26,750	27,213
Hospira, Inc. 5.678% 2010[5]	10,000	9,929
Hospira, Inc. 5.55% 2012	5,295	5,306
Hospira, Inc. 6.05% 2017	8,500	8,503
UnitedHealth Group Inc. 6.00% 2017[4]	15,000	15,356
Community Health Systems Inc. 8.875% 2015[4]	11,275	11,472
Surgical Care Affiliates, Inc. 8.875% 2015[4,9]	4,250	4,080
Surgical Care Affiliates, Inc. 10.00% 2017[4]	7,500	7,200
Schering-Plough Corp. 6.55% 2037	10,500	10,918
Humana Inc. 6.45% 2016	10,000	10,234
Amgen Inc. 4.00% 2009	9,125	8,969
Viant Holdings Inc. 10.125% 2017[4]	8,685	8,207
Bausch & Lomb Inc. 9.875% 2015[4]	2,250	2,323
Universal Hospital Services, Inc. 8.50% 2015[4,9]	460	470
Universal Hospital Services, Inc. 8.759% 2015[4,5]	1,040	1,048
		972,243

UTILITIES — 0.90%
AES Corp. 9.50% 2009	39,815	41,607
AES Corp. 9.375% 2010	12,502	13,283
AES Corp. 8.75% 2013[4]	62,100	65,981
AES Corp. 7.75% 2015[4]	16,000	16,020
AES Corp. 8.00% 2017[4]	6,000	6,083
AES Red Oak, LLC, Series A, 8.54% 2019[7]	32,025	34,427
AES Red Oak, LLC, Series B, 9.20% 2029[7]	7,000	7,998
Edison Mission Energy 7.50% 2013	32,525	33,135
Edison Mission Energy 7.75% 2016	35,300	36,447
Midwest Generation, LLC, Series B, 8.56% 2016[7]	11,625	12,497
Edison Mission Energy 7.00% 2017[4]	19,525	19,183
Edison Mission Energy 7.20% 2019[4]	39,450	38,760
Homer City Funding LLC 8.734% 2026[7]	12,610	14,060
Edison Mission Energy 7.625% 2027[4]	20,850	19,964
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	6,500	6,147
NRG Energy, Inc. 7.25% 2014	24,525	24,586
NRG Energy, Inc. 7.375% 2016	76,625	76,625
Texas Competitive Electric Holding Co. LLC, Term Loan B, 8.565% 2014[5,7]	10,000	10,008
Texas Competitive Electric Holding Co. LLC 10.25% 2015[4]	60,000	60,600
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,575
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,393
Sierra Pacific Resources 8.625% 2014	2,725	2,895
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,721
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	13,840
Sierra Pacific Resources 6.75% 2017	3,000	2,917
Israel Electric Corp. Ltd. 7.95% 2011[4]	5,000	5,318
Israel Electric Corp. Ltd. 7.70% 2018[4]	22,500	24,657
Israel Electric Corp. Ltd. 8.10% 2096[4]	4,905	5,308
MidAmerican Energy Co. 4.65% 2014	3,200	3,055
MidAmerican Energy Co. 5.95% 2017	7,000	7,253
MidAmerican Energy Holdings Co. 6.125% 2036	11,650	11,559
MidAmerican Energy Holdings Co. 6.50% 2037[4]	3,000	3,087
Exelon Corp. 6.75% 2011	1,000	1,043
Exelon Generation Co., LLC 6.95% 2011	1,300	1,366
Commonwealth Edison Co., First Mortgage Bonds, Series 104, 5.95% 2016	5,000	5,053
Exelon Generation Co., LLC 6.20% 2017	8,000	8,044
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	3,850	3,680
PECO Energy Co., First and Refunding Mortgage Bonds, 5.70% 2037	5,000	4,805
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	11,000	10,820
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	4,000	3,997
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	7,750	7,569
PSEG Energy Holdings Inc. 8.625% 2008	3,593	3,633
PSEG Power LLC 7.75% 2011	7,500	8,074
PSEG Power LLC 5.00% 2014	10,000	9,631
Cilcorp Inc. 8.70% 2009	9,000	9,456
Union Electric Co. 5.40% 2016	8,000	7,846
Cilcorp Inc. 9.375% 2029	3,000	3,522
Appalachian Power Co., Series G, 3.60% 2008	6,770	6,713
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,010
Ohio Power Co., Series K, 6.00% 2016	5,000	5,092
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,823
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,603
Virginia Electric and Power Co., Series A, 6.00% 2037	2,250	2,218
Alabama Power Co., Series X, 3.125% 2008	3,750	3,716
Alabama Power Co., Series R, 4.70% 2010	1,250	1,245
Alabama Power Co., Series Q, 5.50% 2017	5,000	4,983
Mirant Americas Generation, Inc. 8.30% 2011	9,000	9,146
Intergen Power 9.00% 2017[4]	8,500	9,031
Constellation Energy Group, Inc. 6.125% 2009	8,000	8,140
AES Panamá, SA 6.35% 2016[4]	8,000	7,892
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	5,951
NiSource Finance Corp. 7.875% 2010	5,000	5,355
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	4,954
Scottish Power PLC 5.375% 2015	5,000	4,934
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,998
Enersis SA 7.375% 2014	3,500	3,723
Centerpoint Energy, Inc., Series B, 6.85% 2015	3,000	3,145
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,7]	2,599	2,606
FPL Energy National Wind Portfolio, LLC 6.125% 2019[4,7]	1,846	1,866
		830,672

ASSET-BACKED OBLIGATIONS[7]— 0.90%
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	7,778	7,728
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[4]	8,900	8,853
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	20,000	20,028
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	20,000	20,128
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 5.121% 2013[4,5]	8,000	7,909
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[1,4]	17,475	17,466
Washington Mutual Master Note Trust, Series 2007-C1, Class C-1, 5.491% 2014[1,4,5]	7,550	7,180
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 5.141% 2015[1,4,5]	17,000	16,459
Washington Mutual Master Note Trust, Series 2006-C2A, Class C-2, 5.591% 2015[4,5]	2,300	2,139
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,5]	3,901	3,667
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.472% 2036[5]	2,466	1,966
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[5]	7,167	5,706
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 4.973% 2037[5]	28,548	19,957
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[5]	17,633	13,613
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	17,500	17,533
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	24,500	24,821
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 5.241% 2037[5]	41,432	39,986
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[5]	12,500	12,324
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[5]	18,000	17,491
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[5]	7,500	7,241
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	7,693	7,688
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	23,250	23,246
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[4]	10,000	9,971
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	20,000	20,012
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	8,051	8,052
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	11,000	11,012
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,928
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	7,500	7,554
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	10,000	9,995
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	10,000	10,117
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[1,5]	10,000	8,000
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1,5]	19,333	19,333
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[1,8]	12,449	3,735
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026[8]	9,004	4,711
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027[1,8]	7,573	1
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[1,8]	6,004	1
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[1]	16,504	13,142
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[1,8]	3,680	37
J.P. Morgan Alternative Loan Trust, Series 2006-S1, Class 3-A-5, 5.73% 2036[5]	19,462	19,285
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.128% 2013[5]	18,000	17,941
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000	9,842
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,064
American Express Issuance Trust, Series 2005-1, Class C, 5.421% 2011[5]	17,500	17,131
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[4]	7,012	6,975
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[1,4]	10,000	9,997
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[4,5]	5,790	5,786
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[4,5]	10,000	10,039
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	15,000	15,012
SACO I Trust, Series 2005-4, Class M-1, 5.473% 2035[1,4,5]	3,000	2,820
SACO I Trust, Series 2006-12, Class I-A, 5.013% 2036[1,5]	14,374	12,074
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	14,250	14,343
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	7,000	7,044
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014[1]	7,000	6,650
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	10,425	10,495
Capital One Multi-asset Execution Trust, Series 2006-1, Class C, 5.381% 2014[5]	2,000	1,944
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	5,688	5,668
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 5.473% 2033[5]	191	189
Residential Asset Securities Corp. Trust, Series 2006-KS3, Class M-2, 5.213% 2036[1,5]	10,000	6,406
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.493% 2035[5]	10,000	9,536
Home Equity Asset Trust, Series 2005-2, Class B-4, 8.373% 2035[1,4,5]	6,775	2,710
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500	11,580
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 2035[1,5]	11,978	11,432
Long Beach Mortgage Loan Trust, Series 2006-A, Class A-1, 4.963% 2036[1,5]	18,947	11,368
Ameriquest Mortgage Securities Trust, Series 2006-M3, Class A-2C, 5.033% 2036[5]	12,000	11,366
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[5]	11,330	11,257
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	11,044	11,066
Providian Master Note Trust, Series 2005-A1, Class A, 5.151% 2012[4,5]	10,000	9,991
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,000	8,918
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	8,265	8,166
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,706	7,920
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	7,000	7,028
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 5.623% 2034[1,5]	7,000	6,790
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	6,923	6,733
First Franklin Mortgage Loan Trust, Series 2006-FFA, Class A-3, 4.993% 2026[5]	9,099	6,722
Argent Securities Trust, Series 2006-M2, Class A-2D, 5.113% 2036[1,5]	8,000	6,400
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	6,375	6,391
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	6,404	6,133
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.373% 2034[5]	5,558	5,366
NovaStar Mortgage Funding Trust, Series 2004-4, Class B-1, 6.573% 2035[1,5]	7,500	5,250
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.691% 2013[5]	5,000	4,984
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[1,4]	4,669	4,428
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 5.173% 2037[1,5]	4,485	4,093
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 6.791% 2012[5]	3,600	3,643
BA Credit Card Trust, Series 2007-2, Class C-2, 5.361% 2012[5]	3,315	3,255
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[5]	2,800	2,709
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011[4]	2,000	2,005
Structured Asset Securities Corp., Series 2005-WF4, Class B-1, 7.373% 2035[1,5]	1,500	750
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[4]	691	701
		825,126

MATERIALS — 0.76%
Abitibi-Consolidated Co. of Canada 5.25% 2008	19,650	19,159
Abitibi-Consolidated Finance LP 7.875% 2009	6,136	5,921
Abitibi-Consolidated Inc. 8.55% 2010	12,693	11,329
Abitibi-Consolidated Inc. 7.75% 2011	6,025	5,031
Abitibi-Consolidated Co. of Canada 9.194% 2011[5]	5,225	4,311
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,955	1,447
Abitibi-Consolidated Co. of Canada 8.375% 2015	17,515	13,662
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	3,700	3,718
Stone Container Corp. 8.375% 2012	19,558	19,656
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	15,825	15,508
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	18,665	18,642
Domtar Inc. 5.375% 2013	13,350	12,215
Domtar Corp., Term Loan B, 6.475% 2014[5,7]	1,814	1,787
Domtar Inc. 7.125% 2015	42,750	42,536
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	26,110	28,264
Freeport-McMoRan Copper & Gold Inc. 8.394% 2015[5]	6,000	6,210
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	17,735	19,464
Owens-Brockway Glass Container Inc. 8.875% 2009	18,436	18,597
Owens-Illinois, Inc. 7.50% 2010	750	763
Owens-Brockway Glass Container Inc. 8.75% 2012	6,000	6,262
Owens-Brockway Glass Container Inc. 8.25% 2013	15,600	16,302
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	41,710	41,293
Georgia Gulf Corp. 9.50% 2014	42,230	36,740
Georgia Gulf Corp. 10.75% 2016	4,535	3,617
C5 Capital (SPV) Ltd. 6.196% (undated)[4,5]	3,000	2,975
C8 Capital (SPV) Ltd. 6.64% (undated)[4,5]	20,000	19,567
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	17,895	17,304
Nalco Co. 7.75% 2011	20,010	20,460
Nalco Co. 8.875% 2013	3,500	3,701
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[10]	7,200	6,588
Stora Enso Oyj 6.404% 2016[4]	14,500	14,369
Stora Enso Oyj 7.25% 2036[4]	13,000	13,183
Georgia-Pacific Corp. 8.125% 2011	9,825	10,071
Georgia-Pacific Corp. 9.50% 2011	5,000	5,300
Georgia-Pacific Corp., First Lien Term Loan B, 7.474% 2012[5,7]	11,282	11,032
Equistar Chemicals, LP 10.125% 2008	7,321	7,596
Lyondell Chemical Co. 10.50% 2013	13,835	14,976
Graphic Packaging International, Inc. 8.50% 2011	20,750	21,165
Norske Skogindustrier ASA 7.625% 2011[4]	19,640	19,910
Algoma Steel Inc. 9.875% 2015[4]	19,750	17,577
NewPage Corp., Series A, 11.606% 2012[5]	10,000	10,825
NewPage Corp., Series A, 12.00% 2013	5,000	5,425
Metals USA Holdings Corp. 11.231% 2012[4,5,9]	10,675	9,928
Metals USA, Inc. 11.125% 2015	4,200	4,505
FMG Finance Pty Ltd. 10.625% 2016[4]	11,500	13,685
Momentive Performance Materials Inc. 9.75% 2014[4]	12,000	11,760
AMH Holdings, Inc. 0%/11.25% 2014[10]	16,795	11,253
Allegheny Technologies, Inc. 8.375% 2011	10,500	11,235
AEP Industries Inc. 7.875% 2013	10,500	10,237
Building Materials Corp. of America 7.75% 2014	8,400	7,266
UPM-Kymmene Corp. 5.625% 2014[4]	7,500	7,258
JSG Funding PLC 7.75% 2015	6,500	6,435
Rohm and Haas Co. 5.60% 2013	4,020	4,026
Ispat Inland ULC 9.75% 2014	3,207	3,492
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	3,256
Ryerson Inc. 12.574% 2014[4,5]	1,200	1,230
Ryerson Inc. 12.00% 2015[4]	1,800	1,858
Berry Plastics Holding Corp. 10.25% 2016	2,950	2,847
Ainsworth Lumber Co. Ltd. 7.25% 2012	3,725	2,580
Packaging Corp. of America 4.375% 2008[2]	2,500	2,485
Arbermarle Corp. 5.10% 2015	2,570	2,454
Plastipak Holdings, Inc. 8.50% 2015[4]	2,275	2,355
Airgas, Inc. 6.25% 2014	1,750	1,719
Corporación Nacional del Cobre de Chile 6.375% 2012[4]	1,500	1,570
Neenah Paper, Inc. 7.375% 2014	332	322
		698,214

CONSUMER STAPLES — 0.43%
SUPERVALU INC., Term Loan B, 6.622% 2012[5,7]	20,441	20,277
SUPERVALU INC. 7.50% 2012	3,323	3,480
Albertson’s, Inc. 7.25% 2013	21,355	22,272
SUPERVALU INC. 7.50% 2014	1,000	1,032
Albertson’s, Inc. 8.00% 2031	12,650	13,252
Tyson Foods, Inc. 6.85% 2016[5]	45,325	47,368
Yankee Candle Co., Inc., Series B, 8.50% 2015	24,800	23,374
Yankee Candle Co., Inc., Series B, 9.75% 2017	23,345	21,711
Stater Bros. Holdings Inc. 8.125% 2012	30,625	31,084
Stater Bros. Holdings Inc. 7.75% 2015	13,750	13,784
Dole Food Co., Inc. 8.625% 2009	12,850	12,978
Dole Food Co., Inc. 7.25% 2010	8,825	8,428
Dole Food Co., Inc. 8.875% 2011	11,450	11,321
Tesco PLC 6.15% 2037[4]	30,600	30,093
Spectrum Brands, Inc., Term Loan B, Letter of Credit, 4.974% 2013[5,7]	850	838
Spectrum Brands, Inc., Term Loan B, 9.36% 2013[5,7]	17,631	17,382
Spectrum Brands, Inc. 7.375% 2015	15,050	10,949
Kroger Co. 6.40% 2017	17,950	18,709
Rite Aid Corp. 7.50% 2015	2,500	2,387
Rite Aid Corp. 8.625% 2015	3,000	2,677
Rite Aid Corp. 7.50% 2017	2,500	2,338
Rite Aid Corp. 7.70% 2027	9,000	6,975
Rite Aid Corp. 6.875% 2028	2,500	1,838
Duane Reade Inc. 9.75% 2011	14,120	13,767
Vitamin Shoppe Industries Inc. 13.058% 2012[5]	11,650	12,000
CVS Corp. 5.298% 2027[4,7]	4,331	4,096
CVS Corp. 6.036% 2028[4,7]	6,921	6,826
Delhaize Group 6.50% 2017	3,850	3,948
Delhaize America, Inc. 9.00% 2031	5,000	6,077
Smithfield Foods, Inc. 7.625% 2008	1,975	1,985
Smithfield Foods, Inc., Series B, 8.00% 2009	875	906
Smithfield Foods, Inc., Series B, 7.00% 2011	750	761
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	2,884
Smithfield Foods, Inc. 7.75% 2017	1,775	1,837
Safeway Inc. 6.35% 2017	8,000	8,297
Elizabeth Arden, Inc. 7.75% 2014	3,675	3,684
Constellation Brands, Inc. 7.25% 2017[4]	3,000	3,008
		394,623

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.13%
United Mexican States Government Global 8.375% 2011	3,000	3,338
United Mexican States Government Global 7.50% 2012	5,470	6,031
United Mexican States Government Global 6.375% 2013	14,765	15,739
United Mexican States Government Global 11.375% 2016	9,118	13,084
United Mexican States Government Global 5.625% 2017	3,640	3,702
United Mexican States Government Global 6.75% 2034	7,740	8,677
Russian Federation 8.25% 2010[7]	14,028	14,640
Russian Federation 8.25% 2010[4,7]	5,556	5,798
Russian Federation 7.50% 2030[7]	24,522	27,693
State of Qatar 9.75% 2030	4,000	6,000
El Salvador (Republic of) 7.75% 2023	3,000	3,495
El Salvador (Republic of) 7.75% 2023[4]	1,250	1,456
El Salvador (Republic of) 7.65% 2035[4]	750	872
Banque Centrale de Tunisie 7.375% 2012	3,500	3,813
Bulgaria (Republic of) 8.25% 2015	3,000	3,544
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,131
Corporación Andina de Fomento 5.75% 2017	2,000	1,973
		122,986

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	4,048	3,944
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	3,388	3,393
		7,337

Total bonds & notes (cost: $22,485,398,000)		22,387,921

	Principal amount	Market value
Short-term securities — 7.53%	(000)	(000)

Federal Home Loan Bank 4.29%–5.15% due 11/7/2007–3/12/2008[12]	$1,765,711	$1,750,987
Freddie Mac 4.55%–4.949% due 11/5/2007–3/10/2008	850,552	845,867
U.S. Treasury Bills 3.926%–4.18% due 11/29/2007–4/17/2008	529,900	522,778
Procter & Gamble International Funding S.C.A. 4.55%–5.22% due 11/5/2007–2/26/2008[4]	444,400	440,592
Procter & Gamble Co. 5.00% due 12/12/2007[4]	50,000	49,707
JPMorgan Chase & Co. 4.70%–5.06% due 1/15–2/15/2008	222,800	219,979
Jupiter Securitization Co., LLC 4.77%–5.10% due 11/13/2007–1/4/2008[4]	95,226	94,818
Park Avenue Receivables Co., LLC 4.73%–6.15% due 11/13/2007–1/10/2008[4]	93,300	92,926
CAFCO, LLC 4.71%–6.02% due 11/9/2007–1/17/2008[4]	311,800	309,460
Citigroup Funding Inc. 4.95% due 12/14/2007	35,300	35,083
Wal–Mart Stores Inc. 4.68%–4.96% due 12/18/2007–1/29/2008[4]	304,600	301,494
General Electric Capital Corp. 5.14%–5.24% due 12/11/2007–1/14/2008	171,600	170,350
General Electric Capital Services, Inc. 4.74% due 3/19/2008	50,000	49,067
Edison Asset Securitization LLC 4.80% due 12/4/2007[4]	40,000	39,799
International Lease Finance Corp. 4.69%–5.26% due 11/2/2007–1/31/2008	149,200	148,198
American General Finance Corp. 5.15% due 11/14–11/15/2007	100,000	99,780
Variable Funding Capital Corp. 5.00%–5.95% due 11/7/2007–1/9/2008[4]	225,000	224,043
Hewlett-Packard Co. 4.75%–4.79% due 12/10–12/14/2007[4,12]	195,227	194,081
Bank of America Corp. 4.80%–5.205% due 11/13–11/19/2007	85,000	84,800
Ranger Funding Co. LLC 4.85% due 11/21/2007[4]	50,000	49,859
Honeywell International Inc. 4.71%–5.24% due 11/5–11/28/2007[4]	128,000	127,670
IBM International Group Capital LLC 4.49%–4.68% due 12/17–12/20/2007[4]	69,800	69,370
IBM Corp. 5.13% due 11/14/2007[4]	50,000	49,894
Federal Farm Credit Banks 4.70%–5.00% due 11/13–11/15/2007	105,000	104,815
Clipper Receivables Co., LLC 4.92%–5.14% due 11/1–12/4/2007[4]	96,100	95,828
Coca-Cola Co. 4.56%–5.24% due 11/1/2007–1/25/2008[4]	94,250	93,556
Union Bank of California, N.A. 5.08% due 12/12/2007	75,000	74,996
United Parcel Service Inc. 4.46%–4.50% due 2/1/2008[4]	75,400	74,469
FCAR Owner Trust I 5.17% due 1/15/2008	75,000	74,198
E.I. duPont de Nemours and Co. 4.71% due 11/13–11/16/2007[4]	58,500	58,387
Target Corp. 4.74% due 11/8/2007	58,000	57,939
NetJets Inc. 4.72%–4.92% due 11/2–12/17/2007[4]	55,000	54,860
CIT Group, Inc. 5.25% due 11/29/2007[4]	50,000	49,788
Private Export Funding Corp. 5.13%–5.20% due 11/28–12/13/2007[4]	29,965	29,794
Yale University 4.80% due 11/5/2007	25,000	24,983
Triple-A One Funding Corp. 5.20% due 11/7/2007[4]	25,000	24,975
USAA Capital Corp. 5.24% due 11/15/2007	25,000	24,943
Brown-Forman Corp. 5.23% due 11/27/2007[4]	25,000	24,905
Scripps (E.W.) Co. 4.73% due 2/28/2008[4]	25,000	24,598
Johnson & Johnson 5.00% due 11/16/2007[4]	19,200	19,154
Eaton Corp. 4.75% due 11/9/2007[4]	16,900	16,880
Caterpillar Financial Services Corp. 4.73% due 11/13/2007	11,010	10,991
Anheuser-Busch Cos. Inc. 4.72% due 11/27/2007[4]	7,000	6,973
Abbott Laboratories 4.71% due 11/6/2007[4]	5,200	5,196

Total short-term securities (cost: $6,921,666,000)		6,922,830

Total investment securities (cost: $76,779,130,000)		92,057,211
Other assets less liabilities		(50,986)

Net assets		$92,006,225

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $16,417,936,000.
[2]	The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
[3]	Security did not produce income during the last 12 months.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,711,435,000, which represented 8.38% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Market value (000)	Percent of net assets

SunCom Wireless Holdings, Inc., Class A	5/15/2007	$80,686	$123,560	.13%
Banco Santander Central Hispano, SA 6.50%	1/11/2007–2/6/2007	38,109	35,909	.04

Total restricted securities		$118,795	$159,469	.17%

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Step bond; coupon rate will increase at a later date.
[11]	Index-linked bond whose principal amount moves with a government retail price index.
[12]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended October 31, 2007, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 10/31/07 (000)

H.J. Heinz Co.	18,104,640	2,392,060	—	20,496,700	$7,454	$958,836
Microchip Technology Inc.	11,265,000	2,863,000	—	14,128,000	3,475	468,626
MeadWestvaco Corp.	10,865,696	635,000	—	11,500,696	2,499	386,883
iStar Financial, Inc.	8,207,550	—	1,000,000	7,207,550	6,771	219,902
iStar Financial, Inc. 5.375% 2010	$10,925,000	$—	$—	$10,925,000	148	10,539
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	$—	$—	$10,000,000	137	9,356
iStar Financial, Inc., Series F, 7.80%
cumulative redeemable	400,000	—	—	400,000	195	9,028
iStar Financial, Inc. 7.00% 2008	$6,525,000	$—	$—	$6,525,000	86	6,526
iStar Financial, Inc., Series B, 4.875% 2009	$5,000,000	$—	$—	$5,000,000	71	4,899
iStar Financial, Inc. 5.80% 2011	$5,000,000	$—	$—	$5,000,000	73	4,837
iStar Financial, Inc. 6.05% 2015	$4,285,000	$—	$—	$4,285,000	65	3,902
iStar Financial, Inc. 6.00% 2010	$3,750,000	$—	$—	$3,750,000	57	3,646
Brookdale Senior Living Inc.	5,906,600	691,000	—	6,597,600	3,299	243,385
SunCom Wireless Holdings, Inc., Class A	4,732,277	—	—	4,732,277	—	123,560
Triton PCS, Inc. 8.50% 2013	$94,050,000	$—	$—	$94,050,000	1,999	99,105
Packaging Corp. of America	6,792,800	—	—	6,792,800	1,698	216,283
Packaging Corp. of America 4.375% 2008	$2,500,000	$—	$—	$2,500,000	27	2,485
Macquarie Korea Infrastructure Fund	21,023,070	—	—	21,023,070	450	152,148
Arthur J. Gallagher & Co.	5,403,700	—	—	5,403,700	1,675	143,792
Goodman Fielder Ltd.	67,000,000	—	—	67,000,000	4,117	131,977
Sunstone Hotel Investors, Inc.	4,038,400	—	760,000	3,278,400	1,049	91,172
Clarent Hospital Corp.	484,684	—	—	484,684	—	218
Beverly Hills Bancorp Inc.*	950,000	—	950,000	—	81	—
Tupperware Brands Corp*	3,865,000	—	3,865,000	—	653	—
					$36,079	$3,291,105

*Unaffiliated issuer at 10/31/2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,965,447
Gross unrealized depreciation on investment securities	(1,690,035)
Net unrealized appreciation on investment securities	15,275,412
Cost of investment securities for federal income tax purposes	76,781,799

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-906-1207O-S10896

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 28, 2007

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: December 28, 2007